As filed with the Securities and Exchange Commission on July 30, 1999


                                 Securities Act of 1933 Registration No. 2-97506
                                Investment Company Act of 1940 File No. 811-4295
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        Pre-Effective Amendment No.                        [ ]
                                                   ----

                       Post-Effective Amendment No. 15                     [X]
                                                   ----

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]


                              Amendment No. 19                             [X]
                                           ----

                              --------------------

                    STATE STREET RESEARCH MONEY MARKET TRUST
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III

             Executive Vice President, General Counsel and Secretary
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                -------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

                           Geoffrey R.T. Kenyon, Esq.
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

    It is proposed that this filing will become effective under Rule 485:

[ ] Immediately upon filing pursuant to paragraph (b).


[X] On August 1, 1999 pursuant to paragraph (b).


[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] On ______________ pursuant to paragraph (a)(1).

[ ] 75 days after filing pursuant to paragraph (c)(2).

[ ] On ______________ pursuant to paragraph (a)(2).

     If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

[logo: State Street Research]

Money Market Fund
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus will also be available in Spanish in September by calling the State Street Research Service Center at
1-888-638-3193

A fund for short-term cash investments or current income.

Prospectus
August 1, 1999

           Contents
--------------------------------------------------------------------------------


        1  The Fund


        1  Goal and Strategies
        3  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

        9  Your Investment

        9  Opening an Account
        9  Choosing a Share Class
       11  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

       22  Other Information

       22  Other Securities and Risks
       24  Financial Highlights
       26  Board of Trustees

Back Cover For Additional Information

                              The Fund                                         1
--------------------------------------------------------------------------------

[chesspiece graphic]
Goal and Strategies

Fundamental Goal The fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in high-quality, short-term money market instruments or in U.S. government securities. These may include such short-term corporate debt securities as commercial paper and master demand notes; securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; and bank certificates of deposit and bankers' acceptances.

Principal Strategies The fund manages its portfolio subject to strict SEC guidelines, which are designed so that the fund may maintain a stable $1.00 share price, although there is no guarantee that the fund will do so. All of the fund's investments are short-term; the dollar-weighted average portfolio maturity of the fund may not exceed 90 days.

The fund invests at least 95% of total assets in high-quality securities called "first tier" securities. These include U.S. government securities and corporate securities that at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that

[start sidebar]

[magnifying glass graphic]

Who May Want To Invest

State Street Research Money Market Fund is designed for investors who seek one or more of the following:

o  a fund to complement a portfolio of more aggressive investments

o  a fund for short-term investments

o  a fund for emergency reserve money

The fund is not appropriate for investors who:

o  require capital appreciation to meet their investment goals

o are seeking maximum income

[end sidebar]

  2                                The Fund continued
--------------------------------------------------------------------------------

are considered equivalent by the investment manager. The fund invests more than 25% of its total assets in the financial services industry.

The fund may invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the investment manager.

Investments typically include instruments such as commercial paper that are used by corporations for short-term borrowings, as well as bank instruments such as certificates of deposit. If it chooses, the fund may invest all of its assets in any one type of first tier securities. Up to 50% of total assets may be invested in restricted securities. Restricted securities generally are corporate securities sold to institutional investors and subject to limited resale rights.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

                                                                              3
                                                                           ----

[traffic sign graphic]

Principal Risks

Because the fund invests in money market instruments and manages its portfolio to maintain a stable share price, its major risks are those that could affect the overall yield of the fund. Among these situations are those that would cause short-term interest rates to decline, such as strong equity markets or a weak economy. Such a decline would lower the fund's yield and the return on your investment.

To the extent the fund invests in restricted securities, it could hamper the fund's ability to raise cash to meet redemptions. This is because these securities may be new and complex and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets.

The fund cannot be certain that it will achieve its goal. Furthermore, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you could lose money by investing in the fund.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

[start sidebar]

[magnifying glass graphic]

The Uses of Money Market Funds

Money market funds can be a valuable tool in an investor's portfolio for a variety of reasons. For example, money market funds are often used to meet short-term cash investment needs. They also can serve as a place to hold cash pending its use for a longer term investment. Finally, many investors use money market funds to diversify a portfolio of more aggressive investments, especially when they want to reduce their exposure to market volatility or when they expect the market to decline.

[end sidebar]

  4                            Volatility and Performance
--------------------------------------------------------------------------------

[start bar chart]

                                          Years ended December 31
------------------------------------------------------------------------------------------------------
Year-by-Year
Total Return
(Class E)         1989     1990     1991    1992     1993     1994     1995     1996    1997     1998
                  8.89     7.77     5.58    3.15     2.50     3.60     5.33     4.81    5.03     5.03

[arrow up]   Best quarter: second quarter 1989, up 2.31%
[arrow down] Worst quarter: second quarter 1993, up 0.60%
Return from 1/1/99 - 6/30/99 (not annualized): up 1.67%

[end bar chart]


                                                                      As of December 31, 1998
                                                                      -----------------------
Average Annual Total Return                                       1 Year       5 Years      10 Years
----------------------------------------------------------------------------------------------------
               Class B (%)                                        (0.99)        3.37         4.57
               Class B(1)(%)(a)                                   (0.99)        3.37         4.57
               Class C (%)                                         3.01         3.72         4.58
               Class E (%)                                         5.03         4.76         5.15
               Class S (%)                                         5.03         4.76         5.15
               MetLife Securities Money Fund Class T(%)(b)         5.03         4.76         5.15
               Three-month Treasury Bill Index (%)                 4.88         5.02         5.32
               Lipper Money Market Funds Index (%)                 5.10         4.90         5.32


To obtain
current yield
information
call 1-800-562-0032.


(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.


(b) Performance for MetLife Securities Money Fund Class T reflects Class E performance through July 31, 1998. Metlife Securities Money Fund Class T was introduced on August 1, 1998.

                                                                               5
                                                                             ---

[start sidebar]

[magnifying glass graphic]

Understanding
Volatility and
Performance

The chart and table on the opposite page are designed to show two aspects of the fund's track record:

o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The graph includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included with the fund's average annual returns are two independent measures of performance. The Three-month Treasury Bill Index is an unmanaged index that measures the average yield of three-month Treasury bills. The Lipper Money Market Funds Index shows you how well the fund has done compared to competing funds. When making comparisons, keep in mind that the Three-month Treasury Bill index does not include any management fees or other expenses.


The returns in both the chart and the table would have been lower if the distributor had not voluntarily reduced the fund's expenses.

In both the chart and the table, the returns shown for the fund include performance from before the creation of share classes in 1993. If the returns for Class B(1), Class B and Class C from before 1993 had reflected their current distribution/service (12b-1) fees (as described on page 6), these returns would have been lower.


Keep in mind that past performance is no guarantee of future results.

[end sidebar]

6                                 Investor Expenses
--------------------------------------------------------------------------------

                                              Class descriptions begin on page 9
Shareholder Fees                                                                                  Classes
(% of offering price)                                      Class B      Class B(1)   Class C      E, S & T

           Maximum front-end sales charge (load)           0.00           0.00         0.00         0.00
           Maximum deferred sales charge (load)            5.00           5.00         1.00         0.00

Annual Fund Operating Expenses                                                                    Classes
(% of average net assets)                                  Class B      Class B(1)   Class C      E, S & T
           Management fee                                  0.50           0.50         0.50         0.50
           Distribution/service (12b-1) fees               1.00           1.00         1.00         0.00
           Other expenses                                  0.27           0.27         0.27         0.27
           Total annual fund operating expenses*           1.77           1.77         1.77         0.77

 *Because some of the fund's expenses
 have been subsidized, actual total
 operating expenses for the prior year were:               1.66           1.66         1.66         0.66

 The fund expects the expense subsidy to continue through the current fiscal year, although there is no guarantee that it will.

 Example          Year         Class B          Class B(1)           Class C         Classes E, S & T
                    1         $680/$180          $680/$180          $280/$180               $79
                    3         $857/$557          $857/$557            $557                 $246
                    5        $1,159/$959        $1,159/$959           $959                 $428
                   10          $1,886             $1,886             $2,084                $954

                                                                               7
                                                                             ---

[start sidebar]

[magnifying glass graphic]

Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund:

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class E after eight years.

Where two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. Where there is only one number, the costs would be the same either way.

The figures in the Example assume full annual expenses, and would be lower if they reflected the subsidy.

Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

[end sidebar]

  8                                The Fund continued
--------------------------------------------------------------------------------

["The Thinker" graphic]

Investment Management


The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $54 billion in assets under management (as of June 30, 1999), including more than $17 billion in mutual funds.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee annually as compensation (0.50% of net assets). The investment manager is a subsidiary of Metropolitan Life Insurance Company.

                                Your Investment                                9
--------------------------------------------------------------------------------

[key graphic]

Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[list graphic]

Choosing a Share Class

The fund generally offers five share classes, each with its own sales charge and expense structure: Class B(1), Class C, Class E, Class S and MetLife Securities Money Fund Class T. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

Class E is the share class that is generally available for initial investment. It is also the share class that is used for exchanges with Class A shares of other State Street Research funds. Class B(1) and Class C are available only by exchange from the corresponding share class of other funds.

10                            Your Investment continued
--------------------------------------------------------------------------------

If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class S shares.

MetLife Securities Money Fund Class T is for accounts available through MetLife and its affiliates.

Class B(1) - Back Load

o Available only to investors exchanging from Class B(1) shares of another State Street Research fund

o  No initial sales charge

o  Deferred sales charge of 5% or less on shares you sell within six years

o  Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class E shares after eight years, reducing future annual expenses

Class B - Back Load

o Available only to current Class B shareholders. See page 11 for details.

Class C - Level Load

o Available only to investors exchanging from Class C shares of another State Street Research fund

o  No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o  Lower deferred sales charge than Class B(1) shares

o  Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class E shares after eight years, so annual expenses do not decrease

Class E - No Load

o  Available to all investors purchasing fund shares directly

o  No sales charge of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than other share classes

Class S - Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including broker programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o  No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than other share classes

MetLife Securities Money Fund Class T

o  For accounts available through MetLife and certain affiliates

o  No sales charge of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than other share classes

                                                                              11
                                                                             ---
Sales Charges

Class B(1) - Back Load

                       this % of net asset value
when you sell shares   at the time of purchase
in this year after     (or of sale, if lower) is
you bought them        deducted from your proceeds
--------------------------------------------------
First year                        5.00
Second year                       4.00
Third year                        3.00
Fourth year                       3.00
Fifth year                        2.00
Sixth year                        1.00
Seventh or eighth year            None


With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.


Class B(1) shares automatically convert to Class E shares after eight years; Class E shares have lower annual expenses.

Class B - Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.


With Class B shares, you are charged a "contingent deferred sales charge"(CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.


Class B shares automatically convert to Class E shares after eight years.

Class C - Level Load

                              this % of net asset
                              value at the time of
when you sell shares in       purchase (or of sale, if
this year after you bought    lower) is deducted from
them                          your proceeds
-----------------------------------------------------
First year                             1.00
Second year or later                   None

  With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as

12                            Your Investment continued
--------------------------------------------------------------------------------

[start sidebar]

[magnifying glass graphic]

Understanding Distribution/Service Fees


As noted in the descriptions, Class B, Class B(1) and Class C have an annual distribution/service fee, also called a 12b-1 fee.

Under its current 12b-1 plans, the fund may pay certain distribution and service fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges.


Some of the 12b-1 fee is used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on page 13 shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

[end sidebar]

described in the table on page 11. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class E shares (with their lower annual expenses).

Class E - No Load;

Class S - Special Programs;

MetLife Securities Money Fund Class T These shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.


The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

                                                                              13
                                                                             ---

[check graphic]

Dealer Compensation


Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, distribution/service (12b-1) fees and its other resources.


Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research Funds by the broker.


Dealer Commissions


                      Initial commission (%)         Annual fee (%)
-------------------------------------------------------------------
Class B(1)                      -                        0.25
Class B                         -                        0.25
Class C                         -                        1.00
Class E                       0.00                       0.00
Class S                       0.00                       0.00
Class T                       0.00                       0.00

14                            Buying and Selling Shares
--------------------------------------------------------------------------------

[cash register graphic]

Policies for
Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o  $1,000 for accounts that use the Investamatic program(a)

o  $2,000 for Individual Retirement Accounts(a)

o  $2,500 for all other accounts

Minimum Additional Investments:

o  $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests The processing of your order will depend upon the method of payment you choose, as well as the time your order is received. If you are paying for your shares with a check, an order received prior to 4:00 p.m. eastern time will be processed as of 4:00 p.m. on the next business day and you will begin earning dividends on the business day after that.

If you are paying for your shares with a wire transfer, an order and wire payment received prior to 4:00 p.m. eastern time will generally be processed as of 4:00 p.m. on the same day and you will begin earning dividends on the next business day. Special procedures are available to enable you to begin earning dividends immediately on wire transfers of $25,000 or more. To make a same-day wire investment, please notify State Street Research by 9:30 a.m. of your intention to wire funds, and make sure your wire arrives by 12:00 noon.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. Your bank may charge a fee for wiring money.

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

                         Instructions for Buying Shares                       15
--------------------------------------------------------------------------------

                                           To Open an Account                    To Add to an Account
[briefcase graphic]    Through a           Consult your financial professional   Consult your financial
                       Professional        or your program materials.            professional or your
                       or Program                                                program materials.
By Mail                [mailbox graphic]   Make your check payable to "State     Fill out an investment
                                           Street Research Funds." Forward the   slip or indicate the fund
                                           check and your application to State   name and account number on
                                           Street Research.                      your check. Make your
                                                                                 check payable to "State Street
                                                                                 Research Funds." Forward the
                                                                                 check and slip to State Street
                                                                                 Research.

[Capitol Building      By Federal          Call to obtain an account number      Call State Street Research
graphic]               Funds Wire          and forward your application to       to obtain a control
                                           State Street Research. Wire funds     number. Instruct your bank
                                           using the instructions at right.      to wire funds to:

                                                                                 o   State Street Bank and
                                                                                     Trust Company, Boston,
                                                                                     MA

                                                                                 o   ABA: 011000028o BNF:
                                                                                     fund name and share
                                                                                     class you want to buy

                                                                                 o   AC: 99029761

                                                                                 o   OBI: your name and
                                                                                     your account number

                                                                                 o   Control: the number
                                                                                     given to you by State
                                                                                     Street Research

By Electronic          [plug graphic]      Verify that your bank is a member     Call State Street Research
Funds Transfer                             of the ACH (Automated Clearing        to verify that the
(ACH)                                      House) system. Forward your           necessary bank information
                                           application to State Street           is on file for your
                                           Research. Please be sure to include   account. If it is, you may
                                           the appropriate bank information.     request a transfer with
                                           Call State Street Research to         the same phone call. If
                                           request a purchase.                   not, please ask State
                                                                                 Street Research to provide you
                                                                                 with an EZ Trader application.

[calendar graphic]     By Investamatic     Forward your application, with all    Call State Street Research
                                           appropriate sections completed, to    to verify that
                                           State Street Research, along with a   Investamatic is in place
                                           check for your initial investment     on your account, or to
                                           payable to "State Street Research     request a form to add it.
                                           Funds."                               Investments are automatic
                                                                                 once Investamatic is in
                                                                                 place.

By Exchange            [exchange graphic]  Call State Street Research or visit   Call State Street Research
                                           our Web site.                         or visit our Web site.

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408
Call toll-free: 1-800-562-0032  (business days 8:00 a.m. - 6:00 p.m., eastern time)
                                                                                 Internet www.ssrfunds.com

16                            Your Investment continued
--------------------------------------------------------------------------------

[cash register graphic]

Policies for
Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o  you are selling more than $100,000 worth of shares

o  the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

   corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests If you want proceeds from a redemption to be wired on the same business day, you must submit your request before 9:30 a.m. eastern time. If you follow this procedure you will not earn a dividend for the day of redemption.

Other redemption requests received before 4:00 p.m. will be processed as of 4:00 p.m. Proceeds for these redemptions will not be available until the next business day but you will earn a dividend for the day of redemption. Redemption requests received after 4:00 p.m. will be treated as if they had been received as of the opening of the next business day.

Wire Transactions Proceeds sent by federal funds wire must total at least $1,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                           Instructions for Selling Shares                    17
--------------------------------------------------------------------------------

[briefcase graphic]  Through a          Consult your financial professional or your program materials.
                     Professional or
                     Program

By Mail              [mailbox graphic]  Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to State Street Research. Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[Capitol Building    By Federal Funds   Check with State Street Research to make sure that a wire redemption privilege, including a
graphic]             Wire               bank designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research. Proceeds will be wired to your pre-designated bank account. (See "Wire Transactions" on facing page.)

By Electronic Funds  [plug graphic]     Check with State Street Research to make sure that the EZ Trader feature, including a bank
Transfer (ACH)                          designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research. Proceeds will be sent to your pre-designated bank account.

[phone graphic]      By Telephone       As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

By Exchange          [exchange          Read the prospectus for the fund into which you are exchanging. Call State Street Research
                     graphic]           or visit our Web site.

[calendar graphic]   By Systematic      See plan information on page 21.
                     Withdrawal Plan

By Check             [check graphic]    The checkwriting privilege is available for Class E shares only. If you have requested this privilege on your application, you may write checks for amounts of $500 or more.

 State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408
 Call toll-free: 1-800-562-0032  (business days 8:00 a.m. - 6:00 p.m., eastern time)
                                                                                          Internet www.ssrfunds.com

18                            Your Investment continued
--------------------------------------------------------------------------------

[policies graphic]

Account Policies

Telephone Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges for your account and, with your written permission, redemptions. For your protection, all telephone calls are recorded.

As long as State Street Research takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

                                                                              19
                                                                             ---

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value every business day at 12:00 noon and at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the amortized cost valuation method to determine the value of portfolio securities. However, when the investment manager believes that the use of amortized cost valuation may dilute or result in unfairness to shareholders, the fund may take such action as it deems appropriate to eliminate or reduce the extent of any dilution or unfairness.

Reinstating Recently Sold Shares For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o The fund may vary its requirements for initial or additional investments, exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs

o  All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

20                            Your Investment continued
--------------------------------------------------------------------------------

[Uncle Sam graphic]

Distributions and Taxes

Income and Capital Gains Distributions The fund distributes its net income to shareholders; it declares dividends daily and pays them monthly. The fund does not anticipate paying any capital gains distributions.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions In general, any dividends you receive from the fund are taxable as ordinary income.

Every year, the fund will send you information detailing the amount of ordinary income (and capital gains, if any) distributed to you for the previous year.

The sale of shares in your account could produce a gain or loss. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

                                                                              21
                                                                             ---

[handshake graphic]

Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ Trader This service allows you to purchase or sell fund shares over the telephone through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-800-562-0032 for information on any of the services described above.

22                                Other Information
--------------------------------------------------------------------------------

[stock certificates graphic]

Other Securities
and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.


RESTRICTED AND ILLIQUID SECURITIES Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation -- and the valuation of the fund -- may have a subjective element.


Securities Ratings When securities are rated by one or more independent rating agencies, the fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the fund must follow the lower rating. If a security is unrated, the fund may assign it to a given category based on its own credit research.

                                                                              23
                                                                             ---

Foreign Investments Foreign bonds and instruments of foreign banks generally have more risk than their domestic counterparts, in part because of higher political and economic risks and lack of reliable information. The fund may invest up to 15% of total assets in securities of Canadian issuers. The fund also may invest up to 25% of total assets in obligations of foreign banks (other than U.S. branches of foreign banks) and foreign branches of U.S. banks without the guarantee of a U.S. bank. All foreign securities purchased by the fund are denominated in U.S. dollars.

Repurchase Agreements The fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the fund could lose money.

Derivatives Derivatives are financial instruments whose value derives from one or more securities. Certain instruments that are first or second tier securities also may be derivatives, such as short-term, high-quality asset-backed securities. The fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of first or second tier security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Year 2000 The investment manager does not currently anticipate that computer problems related to the year 2000 will have a material effect on the fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets or the economy in general.

24                              Financial Highlights
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.

                           Class B(1)                  Class B                                     Class C
                           ----------------------------------------------------------------------------------------------------
                                                 Years ended March 31                           Years ended March 31
 Per Share Data              1999(b)       1995     1996    1997     1998    1999        1995     1996     1997   1998     1999
 Net asset value,
 beginning of year ($)       1.00         1.00     1.00    1.00     1.00     1.00        1.00     1.00    1.00    1.00    1.00
     Net investment
     income ($)*             0.008        0.032    0.041   0.037    0.040    0.038       0.032    0.041   0.037   0.040   0.038
     Dividends from net
     investment income ($)  (0.008)      (0.032)  (0.041) (0.037)  (0.040)  (0.038)     (0.032)  (0.041) (0.037) (0.040) (0.038)
 Net asset value,
 end of year ($)             1.00         1.00     1.00    1.00     1.00     1.00        1.00     1.00    1.00    1.00    1.00
 Total return (%)(a)         0.84(c)      3.27     4.16    3.72     4.09     3.85        3.28     4.16    3.72    4.09    3.85
 Net assets at
 end of year
 ($ thousands)                732         9,322   11,884  15,982   14,567  30,288        842     1,964     959   2,314    2,286
 Expense ratio (%)*          1.66(d)      1.75     1.75    1.75     1.65     1.66        1.75     1.75    1.75    1.65    1.66
 Ratio of net
 investment income
 to average net
 assets (%)*                 3.40(d)      3.53     4.06    3.69     4.01     3.73        3.30     4.08    3.68    4.01    3.72
 *Reflects voluntary
  reduction of expenses
  per share of these
  amounts ($)                0.000        0.004    0.003   0.002    0.002    0.001       0.005    0.003   0.002   0.002   0.001

                                                                              25
                                                                             ---

                                                                                                                          MetLife
                                                                                                                         Securities
                                                                                                                         Money Fund
                                               Class E                                     Class S                        Class T
                             -------------------------------------------------------------------------------------------------------
                                        Years ended March 31                         Years ended March 31
 Per Share Data               1995     1996     1997    1998     1999      1995    1996      1997     1998     1999     1999(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year ($)        1.00     1.00     1.00     1.00     1.00      1.00     1.00     1.00     1.00     1.00      1.00
   Net investment
   income ($)*                0.042    0.051    0.047    0.050    0.048     0.042    0.051    0.047    0.050    0.048     0.031
   Dividends from net
   investment income ($)     (0.042)  (0.051)  (0.047)  (0.050)  (0.048)   (0.042)  (0.051)  (0.047)  (0.050)  (0.048)   (0.031)
 Net asset value,
 end of year ($)              1.00     1.00     1.00     1.00     1.00      1.00     1.00     1.00     1.00     1.00      1.00
 Total return (%)(a)          4.31     5.20     4.78     5.12     4.88      4.31     5.20     4.78     5.12     4.88      3.15(c)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at
 end of year
 ($ thousands)               150,491  197,109  192,360  221,475  331,094    7,886  16,191    14,710   13,500   26,842      491
 Expense ratio (%)*           0.75     0.75     0.75     0.65     0.66      0.75     0.75     0.75     0.65     0.66      0.66(d)
 Ratio of net
 investment income
 to average net assets (%)*   4.26     5.06     4.69     5.01     4.74      4.66     5.03     4.69     5.01     4.77      4.65(d)
 *Reflects voluntary
  reduction of expenses
  per share of these
  amounts ($)                 0.006    0.003    0.002    0.002    0.001     0.003    0.003    0.002    0.002    0.001     0.001

(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

(b)  January 1, 1999 (commencement of share class) to March 31, 1999.

(c)  Not annualized.

(d)  Annualized.


(e)  August 1, 1998 (commencement of share class) to March 31, 1999.

26                                Board of Trustees
--------------------------------------------------------------------------------

[Greek column graphic]

The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research & Management
Company


Bruce R. Bond
Chairman of the Board, Chief Executive
Officer and President, PictureTel
Corporation


Steve A. Garban
Former Senior Vice President for
Finance and Operations and Treasurer,
The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board and
Chief Financial Officer, St. Regis
Corp.

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public
Management, George Washington
University, former Member of the Board
of Governors of the Federal Reserve
System and Chairman and Commissioner
of the Commodity Futures Trading
Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of
Technology

                                      Notes                                   27
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------

If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[logo: State Street Research]
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-800-562-0032
Internet: www.ssrfunds.com

You can also obtain information about the fund, including the SAI and certain other fund documents, on the Internet at www.sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-800-SEC-0330) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

You can find additional information on the fund's structure and its performance in the following documents:


Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. The annual report also includes the report of the fund's independent accountants.


Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

Ticker Symbols
 Class B(1)           (proposed)       SSPXX
 Class B              (proposed)       SSBXX
 Class C              (proposed)       SSDXX
 Class E                               SSRXX
 Class S              (proposed)       SSSXX
 Class T              (proposed)       SRMXX

prospectus
--------------------------
                                                                    MM-937F-0899
SEC File Number: 811-4295                       Control Number: (exp 0800)SSR-LD

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                     STATE STREET RESEARCH MONEY MARKET FUND

              a Series of State Street Research Money Market Trust

                                 August 1, 1999

         This Statement of Additional Information is divided into Section One and Section Two. Section One contains specific information about the Fund's investment policies. Section Two contains more general information about the Fund and additional information about certain securities and investment practices.

         The Statement of Additional Information is not a Prospectus. It should be read in conjunction with the State Street Research Money Market Fund Prospectus dated August 1, 1999. The Prospectus may be obtained without charge from State Street Research Investment Services, Inc. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111-2690, or by calling
1-800-562-0032.

         Financial statements for the Fund, as of and for the fiscal year ended March 31, 1999 are included in the Fund's Annual Report to Shareholders for that year. The annual report is incorporated by reference herein and is available without charge, upon request by calling the State Street Research Service Center at 1-800-562-0032.

CONTROL NUMBER: (exp0800)SSR-LD                                     MM-938F-0899

                                TABLE OF CONTENTS
                                -----------------

Section One


INVESTMENT OBJECTIVE.........................................................I-1

ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES..............................I-1

MONEY MARKET INSTRUMENTS.....................................................I-4

THE FUND ....................................................................I-9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................I-9

TRUSTEE COMPENSATION........................................................I-11

ADVISORY FEE................................................................I-12

PORTFOLIO TURNOVER..........................................................I-12

BROKERAGE COMMISSIONS.......................................................I-12

SALES CHARGES ON SHARES OF THE FUND.........................................I-13

RULE 12b-1 FEES.............................................................I-13

PERFORMANCE.................................................................I-14

FINANCIAL STATEMENTS........................................................I-16

Appendices

TRUSTEES AND OFFICERS........................................................A-1

INDUSTRY CLASSIFICATIONS.....................................................B-1

Section Two


ADDITIONAL RISKS AND INFORMATION CONCERNING
         CERTAIN INVESTMENT TECHNIQUES......................................II-1

THE TRUST AND ITS SHARES....................................................II-3

MANAGEMENT OF THE FUND AND INVESTMENT ADVISORY SERVICES.....................II-5

PURCHASE AND REDEMPTION OF SHARES...........................................II-6

SHAREHOLDER ACCOUNTS.......................................................II-10

NET ASSET VALUE............................................................II-14

PORTFOLIO TRANSACTIONS.....................................................II-16

CERTAIN TAX MATTERS........................................................II-19

DISTRIBUTION OF SHARES OF THE FUND.........................................II-21

CALCULATION OF PERFORMANCE DATA............................................II-23

CUSTODIAN..................................................................II-25

INDEPENDENT ACCOUNTANTS....................................................II-26

FINANCIAL STATEMENTS.......................................................II-26

                                   SECTION ONE

                              INVESTMENT OBJECTIVE

         As set forth under "The Fund--Goal and Strategies--Fundamental Goal" in the Prospectus of State Street Research Money Market Fund (the "Fund"), the Fund's investment goal, which is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes, is fundamental and may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). (Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.)

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES


Fundamental and Nonfundamental Restrictions


         The Fund has adopted certain investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed by a vote of a majority of the Trustees of the Trust.

         The Fund's fundamental investment restrictions are set forth below. Under these restrictions, it is the Fund's policy:

         (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (2)  not to issue senior securities;

         (3) not to underwrite or participate in the marketing of securities of other issuers;

         (4)  not to purchase or sell real estate in fee simple;

         (5)  not to invest in commodities or commodity contracts;

         (6) not to lend money directly to natural persons; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt-related instruments or interests directly from the issuer thereof or in the open market and may enter into repurchase transactions collateralized by obligations of the U.S. Government and its agencies and instrumentalities or other high quality securities;

         (7)  not to conduct arbitrage transactions;

         (8) not to invest in interests in oil, gas or other mineral exploration or development programs (provided that the Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

         (9) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in the securities of issuers principally engaged in any one industry, as based on industry classifications as may be described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time, except that the Fund will invest more than 25% of its total assets in the financial services industry and except that this limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or obligations of banks as described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time; and

         (10) not to borrow money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 10% of the value of its total assets, provided that additional investments will be suspended during any period when borrowings exceed 5% of the Fund's total assets and provided further that reverse repurchase agreements shall not exceed 5% of the Fund's total assets. Reverse repurchase agreements occur when the Fund sells money market securities and agrees to repurchase such securities at an agreed-upon price, date and interest payment. The Fund would use the proceeds from the transaction to buy other money market securities, which are either maturing or under the terms of a resale agreement, on the same day as (or day prior to) the expiration of the reverse repurchase agreement, and would employ a reverse repurchase agreement when interest income from investing the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

         The following investment restrictions may be changed by a vote of a majority of the Trustees. Under these restrictions, it is the Fund's policy:

         (1) not to purchase any security or enter into a repurchase agreement if as a result more than 10% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

         (2) not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security;

         (3) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings and then not in excess of 15% of the Fund's total assets, taken at cost; and

         (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchase in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.

Restricted Securities.

         The Fund's policy is to not make an investment in restricted securities, including Rule 144A and other restricted securities, if as a result more than 50% of its total assets are invested in such securities, provided not more than 10% of its total assets are invested in non-Rule 144A restricted securities. Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. The Trustees will periodically monitor the liquidity determinations. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Industry Classifications.

         In determining how much of the portfolio is invested in a given industry, the Fund follows the industry classifications set forth in Appendix B.

                            MONEY MARKET INSTRUMENTS

         The following describes further the money market instruments in which the Fund may invest, as well as certain debt ratings used by the Fund, and is provided as a supplement to the discussion appearing in the Fund's Prospectus.

Money Market Instruments

Short-Term Corporate and Other Securities

         Short-term corporate debt instruments include commercial paper (i.e., short-term, unsecured promissory notes) issued by corporations (including bank holding companies) to finance short-term credit needs. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

         Short-term corporate debt instruments also include master demand notes. Master demand notes are obligations of companies that permit an investor to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the investor, as lender, and the companies, as borrowers. The Fund will have the right, at any time, to increase the amount lent up to the full amount provided by a note. Because the Fund may also decrease the amount lent at any time, such instruments are highly liquid and in effect have a maturity of one business day. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the Fund and the borrowers, they are generally not traded and there is no secondary market. Consequently, the Fund's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the Fund's demand. The Fund will invest only in notes that either have the ratings described below for commercial paper or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies having the ratings described below for issuers of commercial paper. The Fund does not expect that the notes will be backed by bank letters of credit. State Street Research & Management Company, the Fund's investment manager (the "Investment Manager") will monitor the value of the Fund's investments in commercial paper and master demand notes, taking into account such factors as the issuer's earning power, cash flow and other liquidity ratios.

         Commercial paper investments at the time of purchase will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization, such as within the A-1 or A-2 categories by Standard & Poor's Corporation ("S&P") or within the Prime-1 or Prime-2 categories by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding debt issue rated at least within the AA category by S&P or within the Aa category by Moody's or equivalent. See "Debt Securities Ratings" below for further information.

         Under certain limited circumstances, the Fund may invest in nonconvertible corporate debt securities (e.g., bonds and debentures which may be issued by U.S. or Canadian corporations) with no more than 397 calendar days remaining either to the date of maturity or the date on which, under the indenture governing the security, it may be sold back to the issuer thereof for payment of principal and accrued interest. Corporate debt securities with a remaining maturity of 397 calendar days or less are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Such securities also tend to have considerably less market value fluctuation than longer term issues.

         Corporate debt and other securities in which the Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term "Eligible Security" is limited to any security that:

         (i) (a) either (1) has received a short-term rating from a nationally recognized statistical rating organization ("NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations(or any debt obligation within that class) that is comparable in priority and security with the security or (2) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

         (ii) is unrated but is of comparable quality to a rated security as described in (i), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has receive a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

         As indicated in the Fund's Prospectus, at least 95% of the Fund's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Fund's assets invested in "second tier" eligible securities as defined in Rule 2a-7. For this purpose, "second tier" eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. The Fund may not invest more than the greater of 1% of its total assets or $1 million in "second tier" eligible securities of any single issuer.

Bank Money Investments

         Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

         U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

U.S. Treasury Obligations

         U.S. Government securities consist of various types of marketable securities issued by the U.S. Treasury, that is, bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. U.S. Government securities also include securities issued under the U.S. Department of Treasury's STRIPS program, which is described in the Fund's Prospectus.


Securities issued or guaranteed as to principal and interest by the U.S. Government may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are currently traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest component are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The interest and principal payments on the U.S. Treasury securities underlying STRIPS are direct obligations of the U.S. Government.


U.S. Government Agency and Similar Securities

         U.S. Government agency securities consist of fixed income securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies and instrumentalities include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association, Export- Import Bank of the U.S., Federal Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the Central Bank for Cooperatives, Federal Home Loan Banks, Federal Farm Credit Banks, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and the U.S. Postal Service. The Fund will purchase such securities only so long as they are backed by any of (i) the full faith and credit of the U.S. Treasury (e.g., U.S. Treasury bills, bonds and notes and GNMA participation certificates), (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration), (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association) or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan Bank).

         The Fund may also invest in the obligations of mixed-ownership Government corporations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

Custodial Receipts

         The Fund may acquire, subject to the limitations described herein, custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be treated as U.S. Government securities.

Debt Securities Ratings

Description of Commercial Paper Ratings

         Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign:
A-1+.)

         The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

Description of the Highest Corporate Bond and Debenture Ratings of S&P

         AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

         AA: An obligation rated within the AA category differs from AAA issues only in small degree. Capacity to meet the financial commitment on the obligation is very strong.

Description of the Highest Corporate Bond and Debenture Ratings of Moody's

         Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than in Aaa securities.


For more information on certain investment practices that the Fund may follow, see "Additional Risks and Information Concerning Certain Investment Techniques" in Section Two.


                                    THE FUND

         The Fund was organized in 1985 as a separate series of State Street Research Money Market Trust, a Massachusetts business trust. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of one series: State Street Research Money Market Fund.

         The Fund is an "open-end" management investment company, and is a "diversified company" as those terms are defined in the 1940 Act. The Fund also intends to qualify as a "money market fund" within the meaning of Rule 2a-7 under the 1940 Act, which includes complying with the portfolio quality, maturity and diversification requirements of that rule. Pursuant to Rule 2a-7, compliance with the diversification requirements under the rule constitutes meeting the definitional requirements of a diversified company under the 1940 Act. Generally, a fund that intends to meet its diversification requirements under Rule 2a-7 may not invest more than 5% of its total assets in any one issuer, although this limit may be greater if the securities are held for short periods, are guaranteed or are subject to certain redemption or resale rights, and there is no limit on investments in U.S. Government securities.

         For more information on the Trust and its shares, see "The Trust and Its Shares" in Section Two.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.


         As of May 31, 1999, the Trustees and principal officers of the Trust as a group owned less than 1% of the Fund's outstanding Class E shares, and owned no shares of the Fund's outstanding Class B(1), Class B, Class C, Class S or Class T shares.

         Also, as of May 31, 1999, the following persons or entities were the record and/or beneficial owners of the approximate amounts of each class of shares of the Fund as set forth beside their names:

                                          Shareholder                      %
                                          -----------                     ---
Class B(1)                 Metropolitan Life                              34.7

                           Y.C. Cheng and                                 14.9
                           S.M. Cheung JT TEN

                           State Street Bank, Cust IRA                     7.1
                           T.A. Jolly

                           S. Abdelsayed and                               6.4
                           E.N. Abdelsayed JT TEN

                           State Street Bank Cust IRA                      5.5
                           D. Qian Wu

                           A.G. Edwards C/F                                5.5
                           B.A. Clark

Class C                    Metropolitan Life                              19.0

                           State Street Bank Cust IRA                      8.7
                           R.L. Seyferth

                           State Street Bank Cust IRA                      7.5
                           H.R. Silverstein

                           M.H. Wisdom                                    10.6

Class E                    Metropolitan Life                              18.4

Class S                    Metropolitan Life                              56.4

                           State Street Bank Ttee                         13.8
                           Billy Graham Evangelistic Assoc.
                           1994 Pension Plan

                           Chase Manhattan Ttee                           10.9
                           Pension Plan in MetLife
                           Savings Plan Program

                           MetLife Defined Contribution                    7.9
                           Group

MetLife Securities         Metropolitan Life                              98.1
Money Fund Class T


         The full name and address of each of the above persons or entities are as follows:


Y.C. Cheng and S.M. Cheung JT TEN
T.A. Jolly
S. Abdelsayed and E.N. Abdelsayed JT TEN
D. Qian Wu
B.A. Clark
R.L. Seyferth
H.R. Silverstein
M.H. Wisdom
     c/o State Street Research Service Center
     One Financial Center
     Boston, MA 02111

Billy Graham Evangelistic Assoc.
1994 Pension Plan
P.O. Box 9427 Alt 3
Boston, MA 02209-9427

Metropolitan Life Insurance Company
600 Parsippany Rd
Parsippany, NJ 07054-3715

MetLife Savings Plan Program
4 New York Plaza
New York, NY 10004

MetLife Defined Contribution Group
600 Parsippany Rd
Parsippany, NJ 07054-3715

                              TRUSTEE COMPENSATION


         The Trustees were compensated as follows:

                                                                        Total
                                                                     Compensation
                                                  Total          From All State Street
                                              Compensation        Research Funds and
                            Aggregate     From All State Street   Metropolitan Series
Name of                   Compensation     Research Funds Paid     Fund, Inc. Paid
Trustee                  From Fund(a)       to Trustees(b)         to Trustees(c)
------------------------------------------------------------------------------------
Bruce R. Bond*                 $    0            $      0              $      0
Steve A. Garban                $4,400            $ 81,300              $110,300
Malcolm T. Hopkins             $4,400            $ 69,700              $ 97,200
Dean O. Morton                 $4,500            $ 84,700              $110,700
Susan M. Phillips              $2,235            $ 12,145              $ 12,145
Toby Rosenblatt                $3,900            $ 72,600              $ 72,600
Michael S. Scott Morton        $4,700            $ 89,500              $115,500
Ralph F. Verni                 $    0            $      0              $      0

* Elected Trustee as of April 19, 1999 and, therefore, did not earn any fees for the fiscal year ended March 31, 1999.


(a) For the Fund's fiscal year ended March 31, 1999. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as a sole investment adviser. "Total Compensation from All State Street Research Funds Paid to Trustees" is for the 12 months ended December 31, 1998.


(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is Metropolitan Life Insurance Company, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to series of Metropolitan Series Fund, Inc. which are not advised by State Street Research & Management Company. The figure is for the 12 months ended December 31, 1998.

     For more information on the Trustees of the Trust, see Appendix A.

                                  ADVISORY FEE

         The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading, at the annual rate of 0.50% of the net assets of the Fund.

         The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Fund. For the fiscal years ended March 31, 1997, 1998 and 1999 the Fund's investment advisory fee prior to the assumption of fees or expenses was $1,152,723, $1,219,931, and $1,589,742, respectively. For the same periods, the voluntary reduction of fees or assumption of expenses amounted to $377,715, $494,474 and $364,563, respectively.

         For more information on investment advisory services provided to the Fund, see "Investment Advisory Services" in Section Two.




                              BROKERAGE COMMISSIONS


         It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934. During the fiscal years ended March 31, 1997, 1998 and 1999, the Fund paid no brokerage commissions in secondary trading. During and at the end of its most recent fiscal year, the Fund held in its portfolio no securities of any entity that might be deemed to be a regular broker-dealer of the Fund as defined under the 1940 Act.


         For more information on the Fund's brokerage practices, see "Portfolio Transactions--Brokerage Allocation" in Section Two.

                       SALES CHARGES ON SHARES OF THE FUND


         For the periods shown below, the Distributor received contingent deferred sales charges upon redemption of Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of shares as follows:


                 Fiscal Year Ended             Fiscal Year Ended                  Fiscal Year Ended
                  March 31, 1999                 March 31, 1998                     March 31, 1997
                 -----------------             -----------------                  -----------------
             Contingent    Commissions    Contingent      Commissions       Contingent      Commissions
              Deferred      Paid to        Deferred        Paid to           Deferred         Paid to
            Sales Charges    Dealers     Sales Charges      Dealers        Sales Charges      Dealers
            -------------  -----------   -------------    -----------      -------------    -----------
Class B(1)*  $    110        $ 1,490            --                --               --             --
Class B      $246,572        $19,921        $185,067          $15,662        $200,580         $13,752
Class C      $    806        $     0        $  6,967          $   814        $ 22,159         $ 3,502


*Class B(1) introduced on January 1, 1999.


                                 RULE 12b-1 FEES

         During the fiscal year ended March 31, 1999, the Fund paid the Distributor fees under the Distribution Plan and the Distributor used all of such payments for expenses incurred on behalf of the Fund as follows:

                                               Class B(1)     Class B      Class C
                                               ----------     -------      -------
Advertising                                         375        15,696        16,458

Printing and mailing of prospectuses to             170         2,331         3,389
other than current shareholders

Compensation to Dealers *
        Receipt of CDSC's net of commissions        51        (647,783)     (174,479)

        Allocable to other Funds that                0         835,763       148,601
        originated exchanges into the fund

Compensation to sales personnel                     445        11,324        12,789

Interest                                             0            0             0

Carrying or other financing charges                  0            0             0

Other expenses: marketing; general                  397        15,197        15,076
                                                    ---        ------        ------

Total fees received                               $1,438      $232,528       $21,834
                                                  ======      ========       =======


--------------------
* Includes distribution fees and contingent deferred sales charges which were received in respect of shares of other State Street Research Funds that were exchanged into the Fund and which will be allocated to the originating other State Street Research Funds that incurred the initial commission paid to the selling broker.

The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.


         The Fund's distribution plans are described in "Distribution of Shares of the Fund" in Section Two.


                                   PERFORMANCE

         From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class B, Class B(1), Class C, Class E, Class S or Class T shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as the Consumer Price Index and/or to appropriate rankings and averages such as those compiled by Lipper Analytical

Services, Inc. for the Money Market Instrument Fund category or those complied by Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal, Fortune Magazine, Investor's Daily or Donoghue's Money Fund Report.


         The average annual total return ("standard total return") of the Class B, Class B(1) Class C, Class E, Class S and Class T shares of the Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund. Performance data for a specified class includes periods prior to the adoption of class designations on June 1, 1993, when designations were assigned based on the pricing and Rule 12b-1 fees applicable to shares sold thereafter. The application of the additional Rule 12b-1 fees, if any, of up to 1% will, for periods after June 1, 1993, adversely affect Fund performance results. Thus, performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1998. Performance for Class T reflects Class E performance through July 31, 1998. Class T was introduced on August 1, 1998.


         All calculations of performance data in this section reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "Accrued Expenses and Recurring Charges" later in this section.

         For more information on how the Fund calculates performance, see "Calculation of Performance Data" in Section Two.

Standard Total Return


         The average annual total return ("standard total return") of each class of the Fund's shares was as follows:

                 Ten Years         Five Years          One Year
                   Ended              Ended              Ended
              March 31, 1999     March 31, 1999     March 31, 1999
              --------------     --------------     --------------
Class B(1)           4.44%              3.47%            -1.15%
Class B              4.44%              3.47%            -1.15%
Class C              4.44%              3.82%             2.85%
Class E              5.04%              4.86%             4.88%
Class S              5.04%              4.86%             4.88%
Class T              5.04%              4.86%             4.88%


Nonstandard Total Return

         The nonstandard total return of each class of shares of the Fund for the six months ended March 31, 1999, without taking sales charges into account, was as follows:

         Class B(1)                    1.80%
         Class B                       1.80%
         Class C                       1.80%
         Class E                       2.30%
         Class S                       2.30%
         Class T                       2.30%

------------------


                              FINANCIAL STATEMENTS


         Each of the Investment Portfolio, Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets, Financial Highlights included in the Fund's Annual Report to shareholders as of and for the fiscal year ended March 31, 1999, including any notes thereto, and the Report of Independent Accountants is hereby incorporated by reference from the Fund's Annual Report, filed with the Securities and Exchange Commission (EDGAR accession number 0000950156-99-000410). Shareholder reports are available without charge upon request. For more information, call the State Street Research Service Center at (800) 562-0032.

                                   Appendix A
                              TRUSTEES AND OFFICERS

                            Capital     Equity      Exchange    Financial     Growth      Income
TRUSTEES AND                Trust       Trust        Trust       Trust        Trust       Trust
 PRINCIPAL
  OFFICERS
------------------------------------------------------------------------------------------------------
Peter C. Bennett           Vice        Vice        Vice        Vice          Vice         Vice
                           President   President   President   President     President    President
------------------------------------------------------------------------------------------------------
Bruce R. Bond              Trustee     Trustee     Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
Jesus A. Cabrera           Vice
                           President
------------------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.
------------------------------------------------------------------------------------------------------
Thomas J. Dillman
------------------------------------------------------------------------------------------------------
Steve A. Garban            Trustee     Trustee     Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
Bartlett R. Geer                       Vice                                               Vice
                                       President                                          President
------------------------------------------------------------------------------------------------------
Lawrence J. Haverty, Jr.   Vice
                           President
------------------------------------------------------------------------------------------------------
Malcolm T. Hopkins         Trustee     Trustee     Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
F. Gardner Jackson, Jr.                Vice
                                       President
------------------------------------------------------------------------------------------------------
Richard J. Jodka           Vice
                           President
------------------------------------------------------------------------------------------------------

                                Master           Money
                              Investment         Market              Portfolios,        Securities         Tax-Exempt
 TRUSTEES AND                   Trust            Trust                  Inc.               Trust             Trust
  PRINCIPAL
   OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Peter C. Bennett             Vice President                        Vice President       Vice President
--------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond                Trustee            Trustee                                 Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
Jesus A. Cabrera
--------------------------------------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.                                                                                      Vice President
--------------------------------------------------------------------------------------------------------------------------
Thomas J. Dillman                                                                       Vice President
--------------------------------------------------------------------------------------------------------------------------
Steve A. Garban              Trustee            Trustee            Director             Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
Bartlett R. Geer                                                                        Vice President
--------------------------------------------------------------------------------------------------------------------------
Lawrence J. Haverty, Jr.
--------------------------------------------------------------------------------------------------------------------------
Malcolm T. Hopkins           Trustee            Trustee            Director             Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
F. Gardner Jackson, Jr.
--------------------------------------------------------------------------------------------------------------------------
Richard J. Jodka
--------------------------------------------------------------------------------------------------------------------------

                                      A-1

                            Capital     Equity      Exchange    Financial     Growth      Income
TRUSTEES AND                Trust       Trust        Trust       Trust        Trust       Trust
 PRINCIPAL
  OFFICERS
------------------------------------------------------------------------------------------------------
John H. Kallis                                                 Vice                       Vice
                                                               President                  President
------------------------------------------------------------------------------------------------------
Dyann H. Kiessling
------------------------------------------------------------------------------------------------------
Rudoph K. Kluiber          Vice
                           President
------------------------------------------------------------------------------------------------------
Francis J. McNamara, III   Secretary   Secretary   Secretary   Secretary     Secretary    Secretary
------------------------------------------------------------------------------------------------------
Gerard P. Maus             Treasurer   Treasurer   Treasurer   Treasurer     Treasurer    Treasurer
------------------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.                   Vice                    Vice
                                       President               President
------------------------------------------------------------------------------------------------------
Dean O. Morton             Trustee     Trustee     Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
Christopher P. Nicholas
------------------------------------------------------------------------------------------------------
Brian P. O'Dell                        Vice
                                       President
------------------------------------------------------------------------------------------------------
Kim M. Peters
------------------------------------------------------------------------------------------------------
Susan M. Phillips          Trustee                 Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
E.K. Easton Ragsdale, Jr.                                      Vice
                                                               President
------------------------------------------------------------------------------------------------------

                                Master           Money
                              Investment         Market              Portfolios,        Securities         Tax-Exempt
 TRUSTEES AND                    Trust           Trust                  Inc.               Trust             Trust
  PRINCIPAL
   OFFICERS
--------------------------------------------------------------------------------------------------------------------------
John H. Kallis                                  Vice President                          Vice President     Vice President
--------------------------------------------------------------------------------------------------------------------------
Dyann H. Kiessling                              Vice President
--------------------------------------------------------------------------------------------------------------------------
Rudoph K. Kluiber
--------------------------------------------------------------------------------------------------------------------------
Francis J. McNamara, III     Secretary          Secretary          Secretary            Secretary          Secretary
--------------------------------------------------------------------------------------------------------------------------
Gerard P. Maus               Treasurer          Treasurer          Treasurer            Treasurer          Treasurer
--------------------------------------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.                                               Vice President
--------------------------------------------------------------------------------------------------------------------------
Dean O. Morton               Trustee            Trustee            Director             Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
Christopher P. Nicholas                                            Assistant
                                                                   Secretary
--------------------------------------------------------------------------------------------------------------------------
Brian P. O'Dell
--------------------------------------------------------------------------------------------------------------------------
Kim M. Peters                                                                           Vice President
--------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips            Trustee            Trustee                                 Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
E.K. Easton Ragsdale, Jr.
--------------------------------------------------------------------------------------------------------------------------

                                      A-2

                            Capital     Equity      Exchange    Financial     Growth      Income
TRUSTEES AND                Trust       Trust        Trust       Trust        Trust       Trust
 PRINCIPAL
  OFFICERS
------------------------------------------------------------------------------------------------------
Daniel J. Rice III                     Vice
                                       President
------------------------------------------------------------------------------------------------------
Toby Rosenblatt            Trustee     Trustee     Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
Michael S. Scott Morton    Trustee     Trustee     Trustee     Trustee       Trustee      Trustee
------------------------------------------------------------------------------------------------------
Thomas A. Shively                                              Vice                       Vice
                                                               President                  President
------------------------------------------------------------------------------------------------------
Ralph F. Verni             Trustee,    Trustee,    Trustee,    Trustee,      Trustee,     Trustee,
                           Chairman    Chairman    Chairman    Chairman of   Chairman of  Chairman of
                           of the      of the      of the      the Board,    the Board,   the Board,
                           Board,      Board,      Board,      President     President    President
                           President   President   President   and Chief     and Chief    and Chief
                           and Chief   and Chief   and Chief   Executive     Executive    Executive
                           Executive   Executive   Executive   Officer       Officer      Officer
                           Officer     Officer     Officer
------------------------------------------------------------------------------------------------------
Dudley F. Wade                                                               Vice
                                                                             President
------------------------------------------------------------------------------------------------------
James M. Weiss             Vice        Vice        Vice        Vice          Vice         Vice
                           President   President   President   President     President    President
------------------------------------------------------------------------------------------------------
Elizabeth M. Westvold
------------------------------------------------------------------------------------------------------
John T. Wilson                         Vice
                                       President
------------------------------------------------------------------------------------------------------

                                Master           Money
                              Investment         Market              Portfolios,        Securities         Tax-Exempt
 TRUSTEES AND                   Trust            Trust                  Inc.               Trust             Trust
  PRINCIPAL
   OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Daniel J. Rice III
--------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt              Trustee            Trustee            Director             Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
Michael S. Scott Morton      Trustee            Trustee            Director             Trustee            Trustee
--------------------------------------------------------------------------------------------------------------------------
Thomas A. Shively                               Vice President                          Vice President     Vice President
--------------------------------------------------------------------------------------------------------------------------
Ralph F. Verni               Trustee,           Trustee,           Director,            Trustee,           Trustee,
                             Chairman of the    Chairman of the    Chairman of the      Chairman of the    Chairman of the
                             Board, President   Board, President   Board, President     Board, President   Board, President
                             and Chief          and Chief          and Chief            and Chief          and Chief
                             Executive Officer  Executive Officer  Executive Officer    Executive Officer  Executive Officer
--------------------------------------------------------------------------------------------------------------------------
Dudley F. Wade               Vice President
--------------------------------------------------------------------------------------------------------------------------
James M. Weiss               Vice President                        Vice President       Vice President
--------------------------------------------------------------------------------------------------------------------------
Elizabeth M. Westvold                                                                   Vice President
--------------------------------------------------------------------------------------------------------------------------
John T. Wilson               Vice President
--------------------------------------------------------------------------------------------------------------------------

                                      A-3

                            Capital     Equity      Exchange    Financial     Growth      Income
TRUSTEES AND                Trust       Trust        Trust       Trust        Trust       Trust
 PRINCIPAL
  OFFICERS
------------------------------------------------------------------------------------------------------
Kennard P. Woodworth, Jr.                          Vice                      Vice
                                                   President                 President
------------------------------------------------------------------------------------------------------
Peter A. Zuger                         Vice
                                       President
------------------------------------------------------------------------------------------------------

                                Master           Money
                              Investment         Market              Portfolios,        Securities         Tax-Exempt
 TRUSTEES AND                   Trust            Trust                  Inc.               Trust             Trust
  PRINCIPAL
   OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Kennard P. Woodworth, Jr.                                                               Vice President
--------------------------------------------------------------------------------------------------------------------------
Peter A. Zuger
--------------------------------------------------------------------------------------------------------------------------

         Additional information on the Trustees, Directors and principal officers of the State Street Research Funds is provided below. (Unless otherwise indicated, the address for each person is One Financial Center, Boston, Massachusetts 02111.) All ages are as of December 31, 1998.


         *+Peter C. Bennett: He is 60 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Bennett is also a Director and Chief Investment Officer-Equity of the Investment Manager. Mr. Bennett's other principal business affiliations include Director, State Street Research Investment Services, Inc.


         +Bruce R. Bond (100 Minuteman Road, Andover, MA 01810): He is 52 and his principal occupation is Chairman of the Board, Chief Executive Officer and President of PictureTel Corporation. During the past five years, Mr. Bond has also served as Chief Executive Officer of ANS Communications (a communications networking company) and as managing director of British Telecommunications PLC.


         *Jesus A. Cabrera: He is 37 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager and as Vice President at First Chicago Investment Management Company.

         *Paul J. Clifford, Jr.: He is 36 and his principal occupation is currently, and during the past five years has been, Vice President of the Investment Manager.

         *Thomas J. Dillman: He is 49 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as research director at Bank of New York.


         +Steve A. Garban (The Pennsylvania State University, 210 Old Main, University Park, PA 16802): He is 61 and he is retired and was formerly Senior Vice President for Finance and Operations and Treasurer of The Pennsylvania State University. Mr. Garban is also a Director of Metropolitan Series Fund, Inc. (an investment company).


         *+Bartlett R. Geer: He is 43 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Lawrence J. Haverty, Jr.: He is 54 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         +Malcolm T. Hopkins (14 Brookside Road, Biltmore Forest, Asheville, NC 28803): He is 71 and he is engaged principally in private investments. Previously, he was Vice Chairman of the Board and Chief Financial Officer of St. Regis Corp. Mr. Hopkins is also a Director of Metropolitan Series Fund, Inc. (an investment company).


         *Richard J. Jodka: He is 55 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a portfolio manager at Frontier Capital Management and Putnam Investments.

         *+John H. Kallis: He is 58 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Dyann H. Kiessling: She is 35 and her principal occupation is Vice President of the Investment Manager. During the past five years she has also served as a fixed income trader for the Investment Manager.

         *Rudolph K. Kluiber: He is 39 and his principal occupation currently is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager.

         *+Gerard P. Maus: He is 47 and his principal occupation is Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer, and Director of the Investment Manager. Mr. Maus's other principal business affiliations include Executive Vice President, Chief Financial Officer, Chief Administrative Officer, Treasurer and Director of State Street Research Investment Services, Inc.; Treasurer and Chief Financial Officer of SSRM Holdings, Inc.; and Director of SSR Realty Advisors, Inc.

         *+Francis J. McNamara, III: He is 43 and his principal occupation is Executive Vice President, General Counsel and Secretary of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as Senior Vice President and General Counsel of The Boston Company Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Executive Vice President, General Counsel and Clerk of State Street Research Investment Services, Inc.; and Secretary and General Counsel of SSRM Holdings, Inc.


         +Dean O. Morton (3200 Hillview Avenue, Palo Alto, CA 94304): He is 67 and he is retired and was formerly Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company. Mr. Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         *Kim M. Peters: He is 46 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.


         +Susan M. Phillips (The George Washington University, 710 21st Street, Suite 206, Washington, DC 20052): She is 56 and her principal occupation is currently Dean of the School of Business and Public Management at George Washington University and Professor of Finance. Previously, she was a member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission.


         *E.K. Easton Ragsdale, Jr.: He is 47 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager and as Senior Vice President and Chief Quantitative Analyst for Kidder Peabody & Co.

         *Daniel J. Rice III: He is 46 and his principal occupation is currently Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.


         +Toby Rosenblatt (3409 Pacific Avenue, San Francisco, CA 94118, serves as Trustee of the Trust): He is 60 and his principal occupations during the past five years have been President of Founders Investments Ltd. and President of The Glen Ellen Company, a private investment company.

         +Michael S. Scott Morton (Massachusetts Institute of Technology, 77 Massachusetts Avenue, Cambridge, MA 02139): He is 61 and his principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology. Dr. Scott Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).


         *+Thomas A. Shively: He is 44 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Shively is also a Director and Chief Investment Officer-Fixed Income of the Investment Manager. Mr. Shively's other principal business affiliations include Director of State Street Research Investment Services, Inc.

         *+Ralph F. Verni: He is 56 and his principal occupation is currently, and during the past five years has been, Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc. (and until February 1996, prior positions as President and Chief Executive Officer of that company).

         *Dudley F. Wade: He is 80 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *+James M. Weiss: He is 52 and his principal occupation is Executive Vice President of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as President and Chief Investment Officer of IDS Equity Advisors.

         *Elizabeth M. Westvold: She is 38 and her principal occupation is Senior Vice President of the Investment Manager. During the past five years she has also served as Vice President and as an analyst for the Investment Manager.

         *+John T. Wilson: He is 35 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as an analyst and portfolio manager at Phoenix Home Life Mutual Insurance Company and as a Vice President of Phoenix Investment Counsel Inc.

         *+Kennard P. Woodworth, Jr.: He is 60 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.


-----------------


* These Trustees and/or officer are deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.


+ Serves as a Trustee/Director and/or officer of one or more of the following investment companies, each of which has an advisory relationship with the Investment Manager or its parent, Metropolitan Life Insurance Company ("Metropolitan"): State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Exchange Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, State Street Research Portfolios, Inc. and Metropolitan Series Fund, Inc.

                                   APPENDIX B

                            INDUSTRY CLASSIFICATIONS

         In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued by foreign governments are excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. The Fund will invest more than 25% of its total assets in the financial services industries. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages. The industry concentration limitations do not apply to bank money instruments, e.g. interest bearing negotiable certificates, issued by the foreign branch of a domestic bank, if the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.


Autos & Transportation
----------------------
Air Transport
Auto Parts
Automobiles
Miscellaneous Transportation
Railroad Equipment
Railroads
Recreational Vehicles &
  Boats
Tires & Rubber
Truckers

Consumer Discretionary
----------------------
Advertising Agencies
Casino/Gambling, Hotel/Motel
Commercial Services
Communications, Media &
  Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants
Retail
Shoes
Textile Apparel Manufacturers
Toys

Consumer Staples
----------------
Beverages
Drug & Grocery Store Chains
Foods
Household Products
Tobacco

Financial Services
------------------
Banks & Savings and Loans
Financial Data Processing
  Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment Trusts
Rental & Leasing Services:
Commercial
Securities Brokerage & Services

Health Care
-----------
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

Integrated Oils
---------------
Oil: Integrated Domestic
Oil: Integrated International

Materials & Processing
----------------------
Agriculture
Building & Construction
Chemicals

Containers & Packaging
Diversified Manufacturing
Engineering & Contracting Services
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials &
  Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate & Construction

Steel
Textile Products

Other
-----
Trust Certificates --
  Government Related
Lending
Asset-backed-Mortgages
Asset-backed-Credit Card
  Receivables
Miscellaneous
Multi-Sector Companies

Other Energy
------------
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment & Services

Producer Durables
-----------------
Aerospace
Electrical Equipment &
  Components
Electronics: Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer
  Durables
Office Furniture & Business
  Equipment
Pollution Control and
  Environmental Services
Production Technology
  Equipment
Telecommunications Equipment

Technology
----------
Communications Technology
Computer Software
Computer Technology
Electronics
Electronics: Semi-
  Conductors/Components
Miscellaneous Technology

Utilities
---------
Miscellaneous Utilities
Utilities: Cable TV & Radio
Utilities: Electrical
Utilities: Gas distribution
Utilities:Telecommunications
Utilities: Water

                                   SECTION TWO

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES


         The following describes further certain investment practices that the Fund may follow and is provided as a supplement to the discussion appearing in the Fund's Prospectus and in Section One of this SAI.


Foreign Banks and Securities


         The Fund may elect to concentrate its investments in obligations of domestic banks, including certain U.S. branches and agencies of foreign banks and certain foreign branches of U.S. banks as described under "Money Market Instruments," in Section One. The Fund expects that investment, if any, in such obligations will consist principally of obligations which are issued by U.S. branches and agencies of foreign banks for sale in the U.S., and the Investment Manager believes that the risks described below are reduced in the case of such bank obligations. The Fund also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank.


         The Fund may invest up to 15% of its total assets in money market instruments of issuers organized and located in Canada payable in U.S. dollars as described in the Prospectus, subject to the issuer diversification and other restrictions described in the Prospectus and Statement of Additional Information. Securities of such issuers guaranteed as to principal and interest by a U.S. parent and otherwise meeting applicable quality standards will not be included for purposes of calculating the 15% limitation.

         Investing in foreign branches of U.S. banks, U.S. branches of foreign banks, foreign branches of foreign banks and U.S. agencies of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

         The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 10% of the Fund's net assets.

Securities Lending

         The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

         The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

When-Issued Securities

         The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Computer-Related Risks


         Many mutual funds and other companies that issue securities, as well as government entities upon whom those mutual funds and companies depend, may be adversely affected by computer systems (whether their own systems or systems of their service providers) that do not properly process dates beginning with January 1, 2000 and information related to those dates. The Investment Manager currently is in the process of reviewing its internal computer systems as they relate to the Fund, as well as the computer systems of those service providers upon which the Fund relies, in order to obtain reasonable assurances that the Fund will not experience a material adverse impact related to the problem. The Fund does not currently anticipate that the problem will have a material adverse impact on its portfolio investments, taken as a whole. There can be no assurances in that area, however, including the possibility that the problem could negatively affect the investment markets or the economy generally.


Other Investment Companies

         The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

                            THE TRUST AND ITS SHARES


         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of the Fund to be issued in six classes: Class B(1) (introduced January 1, 1999), Class B, Class C, Class E, Class S and Class T.

         Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise in this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

         Shareholder rights granted under the Master Trust Agreement may be modified by the Trustees provided, however, that the Master Trust Agreement may not be amended if such amendment (a) repeals the limitations on personal liability of any shareholder, or repeals the prohibition of assessment upon shareholders, without the express consent of each shareholder involved or (b) adversely modifies any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Except as provided by law, the Trustees may otherwise modify the rights of shareholders at any time.


         Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

         Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

             MANAGEMENT OF THE FUND AND INVESTMENT ADVISORY SERVICES


         Under the provisions of the Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

         State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

         The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Fund, subject to the authority of the Board of Trustees. The Advisory Agreement provides that the Investment Manager shall furnish the Fund with an investment program, office facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect, wholly owned subsidiary of Metropolitan.

         The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

         Under a Shareholders' Administrative Services Agreement between the Trust and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of the Fund, and is entitled to reimbursements of its costs for providing such services. Under certain arrangements for Metropolitan to provide subadministration services, Metropolitan may receive a fee for the maintenance of certain share ownership records for participants in sponsored arrangements, employee benefit plans, and similar programs or plans through or under which the Fund's shares may be purchased.


         Under the Code of Ethics of the Investment Manager, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Such personnel must report their personal securities transactions quarterly and supply broker confirmations of such transactions to the Investment Manager.


                        PURCHASE AND REDEMPTION OF SHARES

         Shares of the Fund are distributed by State Street Research Investment Services, Inc., the Distributor. The Fund offers multiple classes of shares, which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class E, Class S and Class T shares, a sales charge, which is imposed on a deferred basis (the Class B(1), Class B and Class C shares). General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

         Purchase Orders. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to the State Street Research Service Center (the "Service Center") in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

         Class B(1), Class B and Class C Shares. Class B(1), Class B and Class C shares are offered solely in connection with exchanges from "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time).

         Conversion of Class B(1) and Class B Shares to Class E Shares. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class E shares of the Fund at the end of eight years following the issuance of such shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class E shares than the shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.


         Contingent Deferred Sales Charges. The amount of any contingent deferred sales charge paid on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) shares and receive in lieu thereof an annual fee, usually 1% with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.


         In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by the shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after their purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

         Contingent Deferred Sales Charge Waivers. With respect to Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70-1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The Fund may modify or terminate the waivers at any time; for example, the Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria.

         Class E Shares. Class E shares may be issued directly or through exchanges to certain shareholders of the Fund or other Eligible Funds who previously held shares that are not subject to any future sales charge or service fees or distribution fees.

         Class S Shares. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by Metropolitan, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations.

         Class T Shares. MetLife Securities Money Fund Class T shares are for accounts available through Metropolitan and its affiliates.

         Reorganizations. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

         Redemptions. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

         Systematic Withdrawal Plan. A shareholder who owns noncertificated Class E or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

         In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

         Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

         Request to Dealer to Repurchase. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repurchase of shares by the Distributor from the dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The dealer is responsible for promptly transmitting a shareholder's order to the Distributor.

         Signature Guarantees. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; and (4) requests to transfer the registration of shares to another owner; and (5) if checkwriting is available for the account, authorizations to establish the checkwriting privilege. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.


         Dishonored Checks. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

         Processing Charges. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

                              SHAREHOLDER ACCOUNTS

         General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

         Maintenance Fees and Involuntary Redemption. Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60-days' notice. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

         To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

         The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         The Open Account System. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Share certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

         The Fund's Open Account System provides the following options:

         1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

            (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

            (b) All income dividends and capital gains distributions in cash.

            (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

         Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

         Requests by Check. Shareholders of Class E shares of the Fund may redeem shares by checks drawn on State Street Bank and Trust Company. Checks may be made payable to the order of any person or organization designated by the shareholder and must be for amounts of at least $500. Shareholders will continue to earn dividends on the shares to be redeemed until the check clears. There currently is no charge associated with redemption of shares by check. Checkbooks are supplied for a $2 fee. Checks will be sent only to the registered owner at the address of record. A $10 fee will be charged against an account in the event a redemption check is presented for payment and not honored pursuant to the terms and conditions established by State Street Bank and Trust Company.

         Shareholders can request the checkwriting privilege by completing the signature card, which is part of the application. In order to arrange for redemption-by-check after an account has been opened, a revised application with signature card and signatures guaranteed must be sent to the Service Center. Canceled checks will be returned to shareholders at the end of each month.

         The redemption-by-check service is subject to State Street Bank and Trust Company's rules and regulations applicable to checking accounts (as amended from time to time), and is governed by the Massachusetts Uniform Commercial Code. All notices with respect to checks drawn on State Street Bank and Trust Company must be given to State Street Bank and Trust Company. Stop payment instructions with respect to checks must be given to State Street Bank and Trust Company by calling 1-617-985-8543.

         Exchange Privileges. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. Exchanges of Class E shares of the Fund into Class A shares of any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. The period any Class E shares are held is not tacked to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange. Class T shares may not be exchanged into shares of any other Eligible Fund, and no shares of any other Eligible Fund may be exchanged into Class T shares.

         The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone Requests" in the Fund's Prospectus and "--Telephone Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

         Reinvestment Privilege. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

         Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

         Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

         Telephone Privileges. The following telephone privileges are available:

         o Telephone Exchange Privilege for Shareholder and Shareholder's Financial Professional

            o Shareholders automatically receive this privilege unless declined.

            o This privilege allows the shareholder or the shareholder's financial professional to request exchanges into other State Street Research funds.

         o  Telephone Redemption Privilege for Shareholder

            o Shareholders automatically receive this privilege unless declined.

            o This privilege allows the shareholder to phone requests to sell shares, with the proceeds sent to the address of record.

            o Telephone Redemption Privilege for Shareholder's Financial Professional

            (This privilege is not automatic; a shareholder must specifically elect it)

            o This privilege allows the shareholder's financial professional to phone requests to sell shares, with the proceeds to be sent to the address of record on the account.


         A shareholder with the above telephone privileges is deemed to authorize the Service Center and the Transfer Agent to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional to redeem or exchange, shares from any account; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guarantee. All telephone calls will be recorded. Neither the Fund, the other Eligible Funds, the Transfer Agent, the Investment Manager nor the Distributor will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.


         Alternative Means of Contacting the Fund. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

                                 NET ASSET VALUE

         Securities held by the Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. On each day that the NYSE is open for unrestricted trading, the net asset value of the shares of the Fund is determined as of 12 noon and the close of regular trading on the NYSE, which is ordinarily 4 P.M. New York City time. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and the Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Fund and the Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Fund should have negative net income. It is expected that the Fund will have positive net income at the time of each determination thereof. If for any reason the net income of the Fund is negative, the Fund will first offset the negative amount with respect to each shareholder account against the dividends which accrued during the month with respect to each such account. If and to the extent that such negative amount exceeds such accrued dividends at the end of the month (or at any earlier time when redemption by the shareholder would reduce the net asset value of the shares of the Fund in his account to less than the excess of such negative account over accrued dividends), the Fund will reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of shares of the Fund in the account of such shareholder which represents the amount of such excess. Each shareholder will be deemed to have agreed to such contributions in these circumstances by his investment in the Fund.

         The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

         (1) The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from the Fund's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

         (2) In the event such deviation from the Fund's net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from the Fund's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

         (3) The Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity which exceeds 90 days;

         (4) The Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments which the Trustees determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

         (5) The Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

                             PORTFOLIO TRANSACTIONS

Portfolio Turnover


         The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less). Because the Fund only invests in securities with remaining maturities of 397 calendar days or less, virtually all of which are excludable in determining the rate of portfolio turnover, the portfolio turnover rate for the Fund's two most recent fiscal year ends has been zero.



Brokerage Allocation

         The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

         When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those used for portfolio analysis and modeling in conjunction with certain trading systems and including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources); portfolio evaluation services and relative performance of accounts. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

         In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies; this information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients.

         The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel seek to evaluate the quality of research and other services provided by broker-dealer firms, and the results of those efforts are made available to the equity trading department, which sometimes uses this information as a consideration to the extent described above in the selection of brokers to execute portfolio transactions.

         Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of such services to determine the proportion that is allocable to research or investment decision-making and the proportion that is allocable to other purposes. The Investment Manager pays directly from its own funds for that portion that is allocable to uses other than research or investment making decision. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer producing the services.

         The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

         In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

         In some instances, certain clients of the Investment Manager request that it place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor those requests to the extent practicable. Clients may condition their requests by requiring the Investment Manager only to effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. In other cases, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In addition, a disparity may exist among the commissions charged to clients who request the Investment Manager to use particular brokers or dealers, and also between those clients and those who do not make such requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

         When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.


         Subject to the policy of seeking best overall price and execution, sales of shares of the Fund and other State Street Research Funds may be considered by the Investment Manager in the selection of broker or dealer firms for the Fund's portfolio transactions.


                               CERTAIN TAX MATTERS

Taxation of the Fund--In General

         The Fund intends to qualify and elects to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

         If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund.

         The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed (or deemed distributed) on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain extraordinary losses) for the 12-month period ending on October 31 of the calendar year and (3) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Shareholders

         Dividends paid by the Fund from taxable net investment income and distributions of any net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income. Distributions of net capital gains, if any, which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as capital gains, regardless of how long shareholders have held their shares.

         The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding tax at a rate of up to 30% (or at a lower rate under an applicable treaty) on distributions from the Fund.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                       DISTRIBUTION OF SHARES OF THE FUND


         The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through dealers who have entered into sales agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus a sales charge which is imposed on a deferred basis (the Class B(1), Class B and Class C shares). The Distributor may allow all or portions of such sales charges as concessions to dealers.


         For information on the amount of distribution fees paid by the Fund to the Distributor, see below.

         The Fund has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "General Distribution Plan") under which the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class B and Class C shares, including, but not limited to, (1) the payment of commissions and/or reimbursement to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement to securities dealers (which securities dealers may be affiliates of the Distributor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) reimbursement of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal services to investors and/or the maintenance or servicing of shareholder accounts. In addition, the General Distribution Plan is deemed to authorize the Distributor and the Investment Manager to make payments out of general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be within the scope of Rule 12b-1 under the 1940 Act.

         The expenditures to be made pursuant to the General Distribution Plan may not exceed with respect to Class B and Class C shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B or Class C shares (as the case may be) to finance sales or promotion expenses and an annual rate of 0.25% of the average daily value of the net assets represented by such Class B or Class C shares (as the case may be) to make payments for personal services and/or the maintenance or servicing of shareholder accounts.

         The Fund also has adopted a Rule 12b-1 Plan for Class B(1) shares (the "Share Distribution Plan") under which the Fund shall pay the Distributor (a) a service fee at the end of each month at the annual rate of 0.25% of average daily net assets attributable to the Class B(1) shares to compensate the Distributor and any securities firms or other third parties who render personal services to and/or maintain shareholder accounts for the shareholders of the respective class and (b) a distribution fee at the end of each month at the annual rate of 0.75% of average daily net assets attributable to the Class B(1) shares to compensate the Distributor for services provided and expenses incurred by it in connection with sales, promotional and marketing activities relating to the respective class. To the extent that any payments made by the Fund to the Distributor or the Investment Manager, including payment of investment management fees, should be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Share Distribution Plan.

         A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% thereof (less any contingent deferred sales charges). Such limitation does not apply to shareholder service fees. Payments to the Distributor or to dealers funded under either the General Distribution Plan or the Share Distribution Plan may be discontinued at any time.

         Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. Dealers who have sold Class B(1), Class B and Class C shares are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

         The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures.

         The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

         The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

         The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting, and for distribution through mutual fund supermarkets or similar arrangements.

         No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plan or any related agreements thereunder. The Distributor's interest in the Distribution Plan is described above.

         To the extent that the Glass-Steagall Act may be interpreted as prohibiting banks and other depository institutions from being paid for performing services under the Distribution Plan, the Fund will make alternative arrangements for such services for shareholders who acquired shares through such institutions.

                         CALCULATION OF PERFORMANCE DATA

         Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                        n
                                  P(1+T)  = ERV

         Where: P =    a hypothetical initial payment of $1,000

                T =    average annual total return

                n =    number of years

                ERV  = ending redeemable value
                       at the end of the
                       designated period assuming
                       a hypothetical $1,000
                       payment made at the
                       beginning of the designated
                       period

         The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

Yield

         The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. The yield is expressed as a simple annualized yield and as a compounded effective yield.


         The simple annualized yield for each of the Fund's Class B(1), Class B, Class C, Class E, Class S and Class T shares is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the seven-day period, and expenses accrued during the period. The compounded effective yield for each of the Fund's Class B(1), Class B, Class C, Class E, Class S and Class T shares is computed by compounding the unannualized base period return, by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.


         The simple annualized and compounded effective yields as quoted in advertisements will not be based on information as of a date more than 14 days prior to the date of publication. Actual yield will vary depending on market conditions, and principal is not insured. Actual yield also depends on the qualities, maturities and types of instruments held by the Fund as well as its operating expenses.

         Any net realized capital gains of the Fund in excess of any available loss carry forward will be distributed to shareholders of the Fund from time to time as is deemed appropriate in maintaining the Fund's net asset value at one dollar per share.

Accrued Expenses and Recurring Charges

         Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return results take sales charges, if applicable, into account although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

         Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. In the absence of such subsidization, the performance of the Fund would have been lower.

Nonstandardized Total Return


         The Fund may provide the above described standard total return results for Class B(1), Class B, Class C, Class E, Class S and Class T shares for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and, as noted, any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.


                                    CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trust's independent accountants, providing professional services including (1) audits of the Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of the Fund.

                              FINANCIAL STATEMENTS


         In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call the State Street Research Service Center.

                    STATE STREET RESEARCH MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
          (1)(a) Second Amended and Restated Master Trust Agreement, Amendment No. 1 and Amendment No. 2 (12)

          (1)(b) Amendment No. 3 to Second Amended and Restated Master Trust Agreement (13)


          (1)(c) Amendment No. 4 to Second Amended and Restated Master Trust Agreement


          (2)(a) Amended and Restated By-Laws of the Registrant (1)***

          (2)(b) Amendment No. 1 to Amended and Restated By-Laws effective September 30, 1992 (9)***

          (3)    Not applicable

          (4)    Deleted

          (5)(a) Advisory Agreement with MetLife - State Street Investment Services, Inc. (2)*,***

          (5)(c) Transfer and Assumption of Responsibilities and Rights relating to the Advisory Agreement between State Street Financial Services, Inc. and State Street Research & Management Company
                 (9)*,***

          (6)(a) First Amended and Restated Distribution Agreement with State Street Research Investment Services, Inc.(14)

          (6)(b) Form of Selected Dealer Agreement (12)

          (6)(c) Form of Bank and Bank-Affiliated Broker-Dealer Agreement (12)

          (6)(d) Form of Supplement No. 1 to Selected Dealer Agreement (13)

          (7)    Not applicable

          (8)(a) Custodian Contract with State Street Bank and Trust Company
                 (2)***

          (8)(a)(i)Amendment to the Custodian Contract with State Street Bank and Trust Company (5)***


          (8)(a)(ii)Amendment to the Custodian Contract with State Street Bank and Trust Company(14)

          (8)(b) Data Access Services Addendum to Custodian Contract


          (9)     Not applicable (9)

          (10)    Opinion and consent of Goodwin, Procter & Hoar (2)***


          (11)    Consent of PricewaterhouseCoopers LLP


          (12)    Not applicable

          (13)(a) Purchase Agreement and Investment Letter (2)***

          (13)(b) Purchase Agreement and Investment Letter (2)***

          (14)(a) Deleted

          (14)(b) Deleted

          (14)(c) Deleted

          (15)(a) Plan of Distribution Pursuant to Rule 12b-1 (10)***

          (15)(b) Amendment No. 1 to Plan of Distribution Pursuant to Rule 12b-1 (11)***


          (15)(c) Rule 12b-1 Plan for Class B(1) Shares


          (16)(a) Deleted

          (16)(b) Deleted

          (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (13)


          (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan

          (18)(a) Powers of Attorney (12)

          (18)(b) Power of Attorney for Susan M. Phillips

          (18)(c) Power of Attorney for Bruce R. Bond

          (19)    Certificate of Board Resolution Respecting Powers of
                  Attorney


          (20)    Application Forms(14)

----------

* MetLife - State Street Investment Services, Inc. changed its name to State Street Financial Services, Inc. effective as of June 18, 1992, and subsequently changed its name to State Street Research Investment Services, Inc. effective October 28, 1992. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to MetLife - State Street Investment Services, Inc. or State Street Financial Services, Inc.

** The MetLife - State Street Money Market Fund changed its name to MetLife - State Street Research Money Market Fund effective as of August 1, 1994, and to State Street Research Money Market Fund effective August 1, 1995. Documents in this listing of Financial Statements and Exhibits which were effective prior to the most recent name change accordingly refer to a former name of the Series.

*** Restated in electronic format in Post-Effective Amendment No. 12 filed on July 31, 1997

Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote             Securities Act of 1933
Reference            Registration/Amendment                Date Filed
---------            ----------------------                ----------
      1           Pre-Effective Amendment No. 3           March 25, 1986

      2           Pre-Effective Amendment No. 4           July 18, 1986

      3           Post-Effective Amendment No. 1          April 30, 1987

      4           Post-Effective Amendment No. 2          July 21, 1988

      5           Post-Effective Amendment No. 3          July 17, 1989

      6           Post-Effective Amendment No. 4          June 1, 1990

      7           Post-Effective Amendment No. 5          May 30, 1991

      8           Post-Effective Amendment No. 6          August 1, 1992

      9           Post-Effective Amendment No. 7          April 1, 1993

     10           Post-Effective Amendment No. 8          June 1, 1993

     11           Post-Effective Amendment No. 9          July 15, 1994

     12           Post-Effective Amendment No. 10         July 28, 1995

     13           Post-Effective Amendment No. 11         July 29, 1996

     14           Post-Effective Amendment No. 12         July 31, 1997

Item 24. Persons Controlled by or Under Common Control with the Fund

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1998

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1998. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

                    (a.) MetLife Capital, Limited Partnership (Delaware).
                         Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                         (i.) MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                                 (1) MetLife Capital CFLI Holdings, LLC (DE)

                                       (a.) MetLife Capital CFLI Leasing, LLC
                                           (DE)

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     5.   SSRM Holdings, Inc. (Delaware)

           a.   GFM Investments Limited (Delaware)

           b. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

           c.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)
          i.   Security First Financial Agency, Inc. (TX)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

     2. Farmers National Marketing Group, LLC (Iowa) Ownership of membership interests in Farmers National Marketing Group, LLC is as follows:
          Farmers National Company (50%) and an entity unaffiliated with Metropolitan (50%).

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  Benefit Services Corporation (Georgia)
A.D.  G.A. Holding Corporation (MA)
A.E.  TNE-Y, Inc. (DE)
A.F.  CRH., Inc. (MA)
A.G.  NELRECO Troy, Inc. (MA)
A.H.  TNE Funding Corporation (DE)
A.I.  L/C Development Corporation (CA)
A.J.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.K. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.L.  New England Life Mortgage Funding Corporation (MA)
A.M. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.N. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.O.  Tower Resources Group, Inc. (DE)

A.P.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (MA)
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
            ii.  TNE Advisers, Inc. (MA)
            iii. TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (DE)
                 (2) Interative Financial Solutions, Inc. (MA)
            iv.  N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)
         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)
      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)

           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )

    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
             (1) AEW II Corporation (  )
             (2) AEW Partners III, Inc. (   )
             (3) AEW TSF, Inc. (   )
             (4) AEW Exchange Management, LLC
             (5) AEWPN, LLC (   )
     (6) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            ii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
           iii. CREA Investors Santa Fe Springs, Inc. (MA)

     (7) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     (8) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (9) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
    (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 25.  Indemnification

Under Article VI of the Registrant's Second Amended and Restated Master Trust Agreement, as further amended ("Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in whcih such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office of thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an office, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statments made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of an action, suit or proceeding) is asserted against the Registration by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

 Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
State Street Research &      Investment Adviser            Various investment advisory                      Boston, MA
 Management Company                                        clients

Arpiarian, Tanya             None
    Vice President

Bangs, Linda L.              None
    Vice President

Barnwell, Amy F.
    Vice President

Beaudry, Matthew F.          Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA
    Senior Vice
    President

Bennett, Peter C.            Vice President                State Street Research Capital Trust              Boston, MA
    Director and             Vice President                State Street Research Exchange Trust             Boston, MA
    Executive Vice           Vice President                State Street Research Financial Trust            Boston, MA
    President                Vice President                State Street Research Growth Trust               Boston, MA
                             Vice President                State Street Research Master Investment Trust    Boston, MA
                             Vice President                State Street Research Equity Trust               Boston, MA
                             Director                      State Street Research Investment Services, Inc.  Boston, MA
                             Director and Chairman         Boston Private Bank & Trust Co.                  Boston, MA
                             of Exec. Comm.
                             Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             President and Director        Christian Camps & Conferences, Inc.              Boston, MA
                             Chairman and Trustee          Gordon College                                   Wenham, MA

Bochman, Kathleen            None
    Vice President

Borzilleri, John             None
    Senior Vice President
    (Vice President
    until 4/98)

Bray, Michael J.             None
    Senior Vice President
    (Vice President
    until 4/98)

Brezinski, Karen             None
    Vice President

Brown, Susan H.              None
    Vice President

Buffum, Andrea L.            None
    Vice President

Burbank, John F.             None
    Senior Vice President

Cabrera, Jesus A.            Vice President                State Street Research Capital Trust              Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)


                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Calame, Mara D.              Vice President and            State Street Research Energy, Inc.               Boston, MA
    Vice President and       Assistant Counsel
    Assistant Secretary

Canavan, Joseph W.           Assistant Treasurer           State Street Research Equity Trust               Boston, MA
    Senior Vice President    Assistant Treasurer           State Street Research Financial Trust            Boston, MA
    (Vice President          Assistant Treasurer           State Street Research Income Trust               Boston, MA
    until 4/98)              Assistant Treasurer           State Street Research Money Market Trust         Boston, MA
                             Assistant Treasurer           State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant Treasurer           State Street Research Capital Trust              Boston, MA
                             Assistant Treasurer           State Street Research Exchange Trust             Boston, MA
                             Assistant Treasurer           State Street Research Growth Trust               Boston, MA
                             Assistant Treasurer           State Street Research Master Investment Trust    Boston, MA
                             Assistant Treasurer           State Street Research Securities Trust           Boston, MA
                             Assistant Treasurer           State Street Research Portfolios, Inc.           Boston, MA

Carstens, Linda C.           Vice President                State Street Research Investment                 Boston, MA
    Vice President                                         Services, Inc.

Clifford, Jr., Paul J.       Vice President                State Street Research Tax-Exempt Trust           Boston, MA
    Senior Vice President

Coleman, Thomas J.           None
    Vice President

Cullen, Terrence J.          Vice President                Keystone-Evergreen                               Boston, MA
    Vice President           and Counsel
    and Assistant            (until 2/98)
    Secretary                Vice President and            State Street Research Investment Services, Inc.  Boston, MA
                             Assistant Counsel

D'Vari, Ronald               None
    Senior Vice President

Depp, Maureen G.             Vice President                Wellington Management Company                    Boston, MA
    Vice President           (until 9/97)

DeVeuve, Donald              None
    Vice President

DiFazio, Susan M.W.          Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Dillman, Thomas J.           Vice President                State Street Research Securities Trust           Boston, MA
    Senior Vice President

Drake, Susan W.              None
    Vice President

Dudley, Catherine            Senior Portfolio Manager      Chancellor Capital Management                    Boston, MA
    Senior Vice President    (until 2/98)

Duggan, Peter J.             None
    Senior Vice President

Ebel, Bruce A.               Vice President                Loomis, Sayles & Company, L.P.                   Chicago, IL
    Senior Vice President    (since 3/99)

Egel, David J.               Vice President                Sun Life of Canada                               Boston, MA
    Vice President           (since 4/98)
                             Vice President                State Street Research Investment Services, Inc.  Boston, MA

Even, Karen K.               None
    Vice President

Fazo, Steven A.              None
    Vice President

Federoff, Alex G.            None
    Vice President

Fee, Richard E.              Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Feliciano, Rosalina          None
    Vice President

Ficco, Bonnie A.             None
    Vice President

Fochtman, Jr., Leo           None
    Vice President

                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Gardner, Michael D.          None
    Senior Vice President

Geer, Bartlett R.            Vice President                State Street Research Equity Trust               Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA

Giroux, June M.              None
    Vice President

Goodman, Stephanie B.        Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Govoni, Electra              None
    Vice President

Grace, Evan                  None
    Vice President

Granger, Allison             None
    Vice President

Haggerty, Bryan D.           None
    Vice President

Hamilton, Jr., William A.    Treasurer and Director        Ellis Memorial and Eldredge House                Boston, MA
    Senior Vice President    Treasurer and Director        Nautical and Aviation Publishing Company, Inc.   Baltimore, MD
                             Treasurer and Director        North Conway Institute                           Boston, MA

Hasson, Ira P.               Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Haverty, Jr., Lawrence J.    Vice President                 State Street Research Capital Trust              Boston, MA
    Senior Vice President

Heineke, George R.           None
    Vice President

Hickman, Joanne              Managing Director              Zurich Investment Management                    Chicago, IL
    Senior Vice President    (until 1/98)
                             Senior Vice President          State Street Research Investment Services, Inc. Boston, MA

Huang, Jesse C.              None
    Vice President

Jackson, Jr.,                Vice President                 State Street Research Equity Trust              Boston, MA
  F. Gardner                 Trustee                        Certain trusts of related and
    Senior Vice President                                   non-related individuals
                             Trustee and Chairman of the    Vincent Memorial Hospital                       Boston, MA
                              Board

Jamieson, Frederick H.       Vice President and
    Senior Vice President      Asst. Treasurer              State Street Research Investment Services, Inc.  Boston, MA
                             Vice President and Asst.
                              Treasurer                     SSRM Holdings, Inc.                              Boston, MA

Jodka, Richard               Portfolio Manager              Frontier Capital Management                      Boston, MA
    Senior Vice President     (until 1/98)
                             Vice President                 State Street Research Capital Trust              Boston, MA

Joseph, Robert I.            None
    Vice President

                                                                                                            Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Kallis, John H.              Vice President                 State Street Research Financial Trust            Boston, MA
    Senior Vice President    Vice President                 State Street Research Income Trust               Boston, MA
                             Vice President                 State Street Research Money Market Trust         Boston, MA
                             Vice President                 State Street Research Tax-Exempt Trust           Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA
                             Trustee                        705 Realty Trust                                 Washington, D.C.

Kasper, M. Katherine         Vice President                 State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Kern, Stephen                None
    Vice President

Kiessling, Dyann H.          Vice President                 State Street Research Money Market Trust         Boston, MA
    Vice President

Kluiber, Rudolph K.          Vice President                 State Street Research Capital Trust              Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

Kuhn, Stephen P.             None
    Vice President

Langholm, Knut               Director                       State Street Research                            Luxembourg
    Senior Vice President

Leary, Eileen M.             None
    Vice President

Lomasney, Mary T.            None
    Vice President

Marinella, Mark A.           Portfolio Manager              STW Fixed Income Management, Ltd.                Boston, MA
    Senior Vice President    (Until 8/98)

Markel, Gregory S.           None
    Vice President

Maurer, Jacqueline J.        None
    Vice President

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
McKown, Elizabeth            Vice President                  State Street Research Investment Services, Inc. Boston, MA
    Vice President

McNamara, III, Francis J.    Executive Vice President,       State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           Clerk and General Counsel
    President, Secretary     Secretary and General Counsel   State Street Research Master Investment Trust   Boston, MA
    and General Counsel      Secretary and General Counsel   State Street Research Capital Trust             Boston, MA
                             Secretary and General Counsel   State Street Research Exchange Trust            Boston, MA
                             Secretary and General Counsel   State Street Research Growth Trust              Boston, MA
                             Secretary and General Counsel   State Street Research Securities Trust          Boston, MA
                             Secretary and General Counsel   State Street Research Equity Trust              Boston, MA
                             Secretary and General Counsel   State Street Research Financial Trust           Boston, MA
                             Secretary and General Counsel   State Street Research Income Trust              Boston, MA
                             Secretary and General Counsel   State Street Research Money Market Trust        Boston, MA
                             Secretary and General Counsel   State Street Research Tax-Exempt Trust          Boston, MA
                             Secretary and General Counsel   SSRM Holdings, Inc.                             Boston, MA

Maus, Gerard P.              Treasurer                       State Street Research Equity Trust              Boston, MA
    Director, Executive      Treasurer                       State Street Research Financial Trust           Boston, MA
    Vice President           Treasurer                       State Street Research Income Trust              Boston, MA
    Treasurer, Chief         Treasurer                       State Street Research Money Market Trust        Boston, MA
    Financial Officer and    Treasurer                       State Street Research Tax-Exempt Trust          Boston, MA
    Chief Administrative     Treasurer                       State Street Research Capital Trust             Boston, MA
    Officer                  Treasurer                       State Street Research Exchange Trust            Boston, MA
                             Treasurer                       State Street Research Growth Trust              Boston, MA
                             Treasurer                       State Street Research Master Investment Trust   Boston, MA
                             Treasurer                       State Street Research Securities Trust          Boston, MA
                             Director, Executive Vice        State Street Research Investment Services, Inc. Boston, MA
                              President, Treasurer and
                              Chief Financial Officer
                             Director                        Metric Holdings, Inc.                           San Francisco, CA
                             Director                        Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                             Treasurer and Chief             SSRM Holdings, Inc.                             Boston, MA
                             Financial Officer
                             Director                        State Street Research                           Luxembourg

Milder, Judith J.            None
    Senior Vice President

Miller, Joan D.              Senior Vice President           State Street Research Investment Services, Inc. Boston, MA
    Senior Vice President

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Moore, Jr., Thomas P.        Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice              Director                        Hibernia Savings Bank                           Quincy, MA
    President                Governor on the Board           Association for Investment Management           Charlottesville, VA
                               of Governors                  and Research

Morey, Andrew                None
    Vice President

Mulligan, JoAnne C.          None
    Senior Vice President

Orr, Stephen C.              Member                          Technology Analysts of Boston                   Boston, MA
    Vice President           Member                          Electro-Science Analysts (of NYC)               New York, NY

Paddon, Steven W.            None
    Vice President

Pannell, James C.            None
    Executive Vice President

Peters, Kim M.               Vice President                  State Street Research Securities Trust          Boston, MA
    Senior Vice President

Pierce, James D.             None
    Vice President

Poritzky, Dean E.            None
    Vice President

Pyle, David J.               None
    Vice President

Ragsdale, E.K. Easton        Vice President                  State Street Research Financial Trust           Boston, MA
    Senior Vice President

Ransom, Clifford             Director of                     NatWest Markets
    Vice President           Special Situations

Rawlins, Jeffrey A.          None
    Senior Vice President

Rice III, Daniel Joseph      Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice President

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Romich, Douglas A.           Assistant Treasurer             State Street Research Equity Trust              Boston, MA
    Senior Vice President    Assistant Treasurer             State Street Research Financial Trust           Boston, MA
    (Vice President          Assistant Treasurer             State Street Research Income Trust              Boston, MA
    until 4/98)              Assistant Treasurer             State Street Research Money Market Trust        Boston, MA
                             Assistant Treasurer             State Street Research Tax-Exempt Trust          Boston, MA
                             Assistant Treasurer             State Street Research Capital Trust             Boston, MA
                             Assistant Treasurer             State Street Research Exchange Trust            Boston, MA
                             Assistant Treasurer             State Street Research Growth Trust              Boston, MA
                             Assistant Treasurer             State Street Research Master Investment Trust   Boston, MA
                             Assistant Treasurer             State Street Research Securities Trust          Boston, MA

Ryan, Michael J.             Vice President                  Delaware Management                             Philadelphia, PA
    Senior Vice President    (until 1/98)

Sanderson, Derek             Senior Vice President           Freedom Capital Management                      Boston, MA
    Senior Vice President    (until 10/97)

Saperstone, Paul             None
    Vice President

Schrage, Michael             None
    Vice President

Shaver, Jr. C. Troy          President, Chief                State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           Executive Officer and
    President                  Executive Vice President

Shean, William G.            None
    Vice President

Shively, Thomas A.           Vice President                  State Street Research Financial Trust           Boston, MA
    Director and             Vice President                  State Street Research Money Market Trust        Boston, MA
    Executive Vice           Vice President                  State Street Research Tax-Exempt Trust          Boston, MA
    President                Director                        State Street Research Investment Services, Inc  Boston, MA
                             Vice President                  State Street Research Securities Trust          Boston, MA

Shoemaker, Richard D.        None
    Senior Vice President

Simi, Susan                  None
    Vice President

Stambaugh, Kenneth           None
    Vice President
    (Assistant Vice
     President until 9/97)

Strelow, Dan R.              None
    Senior Vice President

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Stolberg, Thomas             None
    Vice President

Swanson, Amy McDermott       None
    Senior Vice President

Tice, Robyn S.               None
    Vice President

Trebino, Anne M.             Vice President                  SSRM Holdings, Inc.                             Boston, MA
    Senior Vice President

Verni, Ralph F.              Chairman, President, Chief      State Street Research Capital Trust             Boston, MA
    Chairman, President,     Executive Officer and Trustee
    Chief Executive          Chairman, President, Chief      State Street Research Exchange Trust            Boston, MA
    Officer and              Executive Officer and Trustee
    Director                 Chairman, President, Chief      State Street Research Growth Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Master Investment Trust   Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Securities Trust          Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Equity Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Financial Trust           Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Income Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Money Market Trust        Boston, MA
                             Executive Officer and Director
                             Chairman, President, Chief      State Street Research Tax-Exempt Trust          Boston, MA
                             Executive Officer and Trustee
                             Chairman and Director           State Street Research Investment Services, Inc. Boston, MA
                             (President and Chief Executive
                             Officer until 2/96)
                             Chairman and Director           Metric Holdings, Inc.                           San Francisco, CA
                             Director and Officer            Certain wholly-owned subsidiaries
                                                             of Metric Holdings, Inc.
                             Chairman of the Board           MetLife Securities, Inc.                        New York, NY
                             and Director (until 1/97)
                             President, Chief Executive      SSRM Holdings, Inc.                             Boston, MA
                             Officer and Director
                             Director                        Colgate University                              Hamilton, NY
                             Director                        State Street Research                           Luxembourg
                             Chairman and Director           SSR Realty Advisors, Inc.                       San Francisco, CA

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Wade, Dudley                 Vice President                  State Street Research Growth Trust              Boston, MA
  Freeman                    Vice President                  State Street Research Master Investment Trust   Boston, MA
    Senior Vice
    President

Wallace, Julie K.            None
    Vice President

Walsh, Denis J.              None
    Vice President

Walsh, Tucker                None
    Vice President

Watts, Evan D., Jr.          Vice President                  State Street Research Investment Services, Inc. Boston, MA
    Vice President

Weiss, James M.              Vice President                  State Street Research Exchange Trust            Boston, MA
    Executive Vice President Vice President                  State Street Research Financial Trust           Boston, MA
    (Senior Vice President)  Vice President                  State Street Research Growth Trust              Boston, MA
    until 6/98)              Vice President                  State Street Research Securities Trust          Boston, MA
                             Vice President                  State Street Research Capital Trust             Boston, MA
                             Vice President                  State Street Research Equity Trust              Boston, MA
                             Vice President                  State Street Research Income Trust              Boston, MA
                             Vice President                  State Street Research Master Investment Trust   Boston, MA

Welch, Timothy M.            None
    Vice President

Westvold,                    Vice President                  State Street Research Securities Trust          Boston, MA
  Elizabeth McCombs
    Senior Vice President

Wilkins, Kevin               Senior Vice President           State Street Research Investment                Boston, MA
    Senior Vice President    (Vice President until 9/98)           Services, Inc.
    (Vice President
    until 9/98)

Wilson, John T.              Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice President    Vice President                  State Street Research Master Investment Trust   Boston, MA
    (Vice President
    until 4/98)

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Wing, Darman A.              Senior Vice President and       State Street Research Investment Services, Inc. Boston, MA
    Senior Vice President,   Asst. Clerk
    Assistant Secretary      Assistant Secretary and         State Street Research Capital Trust             Boston, MA
    and Assistant            Assistant General Counsel
    General Counsel          Assistant Secretary and         State Street Research Exchange Trust            Boston, MA
    (Vice President          Assistant General Counsel
    until 4/98)              Assistant Secretary and         State Street Research Growth Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Master Investment Trust   Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Securities Trust          Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Equity Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Financial Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Income Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Money Market Trust        Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Tax-Exempt Trust          Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         SSRM Holdings, Inc.                             Boston, MA
                             Assistant General Counsel

Woodbury, Robert S.          None
    Vice President

Woodworth, Jr., Kennard      Vice President                  State Street Research Exchange Trust            Boston, MA
    Senior Vice              Vice President                  State Street Research Growth Trust              Boston, MA
    President                Vice President                  State Street Research Securities Trust          Boston, MA

Wu, Norman N.                Partner                         Atlantic-Acton Realty                           Framingham, MA
    Senior Vice President    Director                        Bond Analysts Society of Boston                 Boston, MA

Zuger, Peter A.              Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice              Portfolio Manager               American Century
    President                (until 9/98)                    Investment Management

Item 27.  Principal Underwriters


     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Growth Trust, State Street Research Securities Trust, State Street Research Portfolios, Inc. and State Street Research Institutional Funds.


     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:


          (1)                                        (2)                                   (3)
                                               Positions
Name and Principal                             and Offices                      Positions and Offices
 Business Address                           with Underwriter                         with Fund
------------------                          ----------------                    ---------------------
Ralph F. Verni                              Chairman of the                     Chairman of the
One Financial Center                        Board                               Board, President,
Boston, MA  02111                           and Director                        Chief Executive Officer and
                                                                                Trustee

Peter C. Bennett                            Director                            Vice President
One Financial Center
Boston, MA  02111

Gerard P. Maus                              Executive Vice                      Treasurer
One Financial Center                        President, Treasurer,
Boston, MA 02111                            Chief Financial
                                            Officer and Director

Thomas A. Shively                           Director                            Vice President
One Financial Center
Boston, MA 02111

C. Troy Shaver, Jr.                         President, Chief                    None
One Financial Center                        Executive Officer and
Boston, MA 02111                            Executive Vice President

Francis J. McNamara, III                    Executive Vice                      Secretary
One Financial Center                        President, General Counsel
Boston, MA 02111                            and Clerk

Matthew F. Beaudry                          Senior Vice President               None
One Financial Center
Boston, MA 02111

Peter Borghi                                Senior Vice President               None
One Financial Center
Boston, MA  02111

          (1)                                        (2)                                   (3)
                                               Positions
Name and Principal                             and Offices                      Positions and Offices
 Business Address                           with Underwriter                          with Fund
------------------                          ----------------                    ---------------------
Paul V. Daly                                Senior Vice                         None
One Financial Center                        President
Boston, MA  02111

Susan M.W. DiFazio                          Senior Vice                         None
One Financial Center                        President
Boston, MA  02111

Joanne Hickman                              Senior Vice President               None
One Financial Center
Boston, MA  02111

Russell A. LaBrasca                         Senior Vice President               None
One Financial Center
Boston, MA  02111

Joan D. Miller                              Senior                              None
One Financial Center                        Vice President
Boston, MA 02111

Kevin Wilkins                               Senior Vice President               None
One Financial Center
Boston, MA 02111

Darman A. Wing                              Senior Vice                         Assistant Secretary
One Financial Center                        President, Assistant General
Boston, MA 02111                            Counsel and Assistant Clerk

Amy F. Barnwell                             Vice President                      None
One Financial Center
Boston, MA 02111

Linda C. Carstens                           Vice President                      None
One Financial Center
Boston, MA 02111

Terrence J. Cullen                          Vice President                      None
One Financial Center                        and Counsel
Boston, MA 02111

David J. Egel                               Vice President                      None
One Financial Center
Boston, MA 02111

Richard Fee                                 Vice President                      None
One Financial Center
Boston, MA 02111

          (1)                                        (2)                                   (3)
                                               Positions
Name and Principal                             and Offices                      Positions and Offices
 Business Address                           with Underwriter                          with Fund
------------------                          ----------------                    ---------------------
Stephanie B. Goodman                        Vice President                      None
One Financial Center
Boston, MA 02111

Ira P. Hasson                               Vice President                      None
One Financial Center
Boston, MA 02111

Frederick H. Jamieson                       Vice President                      None
One Financial Center                        and Assistant
Boston, MA 02111                            Treasurer

M. Katherine Kasper                         Vice President                      None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown                         Vice President                      None
One Financial Center
Boston, MA 02111

Amy L. Simmons                              Vice President                      Assistant Secretary
One Financial Center
Boston, MA 02111

Item 27.  Principal Underwriters


     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Growth Trust, State Street Research Securities Trust, State Street Research Portfolios, Inc. and State Street Research Institutional Funds.


     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:


          (1)                                        (2)                                   (3)
                                               Positions
Name and Principal                             and Offices                      Positions and Offices
 Business Address                           with Underwriter                         with Fund
------------------                          ----------------                    ---------------------
Ralph F. Verni                              Chairman of the                     Chairman of the
One Financial Center                        Board                               Board, President,
Boston, MA  02111                           and Director                        Chief Executive Officer and
                                                                                Trustee

Peter C. Bennett                            Director                            Vice President
One Financial Center
Boston, MA  02111

Gerard P. Maus                              Executive Vice                      Treasurer
One Financial Center                        President, Treasurer,
Boston, MA 02111                            Chief Financial
                                            Officer and Director

Thomas A. Shively                           Director                            Vice President
One Financial Center
Boston, MA 02111

C. Troy Shaver, Jr.                         President, Chief                    None
One Financial Center                        Executive Officer and
Boston, MA 02111                            Executive Vice President

Francis J. McNamara, III                    Executive Vice                      Secretary
One Financial Center                        President, General Counsel
Boston, MA 02111                            and Clerk

Matthew F. Beaudry                          Senior Vice President               None
One Financial Center
Boston, MA 02111

Peter Borghi                                Senior Vice President               None
One Financial Center
Boston, MA  02111

          (1)                                        (2)                                   (3)
                                               Positions
Name and Principal                             and Offices                      Positions and Offices
 Business Address                           with Underwriter                          with Fund
------------------                          ----------------                    ---------------------
Paul V. Daly                                Senior Vice                         None
One Financial Center                        President
Boston, MA  02111

Susan M.W. DiFazio                          Senior Vice                         None
One Financial Center                        President
Boston, MA  02111

Joanne Hickman                              Senior Vice President               None
One Financial Center
Boston, MA  02111

Russell A. LaBrasca                         Senior Vice President               None
One Financial Center
Boston, MA  02111

Joan D. Miller                              Senior                              None
One Financial Center                        Vice President
Boston, MA 02111

Kevin Wilkins                               Senior Vice President               None
One Financial Center
Boston, MA 02111

Darman A. Wing                              Senior Vice                         Assistant Secretary
One Financial Center                        President, Assistant General
Boston, MA 02111                            Counsel and Assistant Clerk

Amy F. Barnwell                             Vice President                      None
One Financial Center
Boston, MA 02111

Linda C. Carstens                           Vice President                      None
One Financial Center
Boston, MA 02111

Terrence J. Cullen                          Vice President                      None
One Financial Center                        and Counsel
Boston, MA 02111

David J. Egel                               Vice President                      None
One Financial Center
Boston, MA 02111

Richard Fee                                 Vice President                      None
One Financial Center
Boston, MA 02111

          (1)                                        (2)                                   (3)
                                               Positions
Name and Principal                             and Offices                      Positions and Offices
 Business Address                           with Underwriter                          with Fund
------------------                          ----------------                    ---------------------
Stephanie B. Goodman                        Vice President                      None
One Financial Center
Boston, MA 02111

Ira P. Hasson                               Vice President                      None
One Financial Center
Boston, MA 02111

Frederick H. Jamieson                       Vice President                      None
One Financial Center                        and Assistant
Boston, MA 02111                            Treasurer

M. Katherine Kasper                         Vice President                      None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown                         Vice President                      None
One Financial Center
Boston, MA 02111

Amy L. Simmons                              Vice President                      Assistant Secretary
One Financial Center
Boston, MA 02111

Item 28.  Location of Accounts and Records

          Gerard P. Maus
          State Street Research & Management Company
          One Financial Center
          Boston, MA 02111

Item 29.  Management Services

     Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:

               Year-end       Year-end       Year-end
Fund           3/31/97        3/31/98        3/31/99
----           -------        -------        -------
Money Market   $118,671       $87,520        Estimated
                                             $235,638

Item 30.  Undertakings

     (a) Deleted.

     (b) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                     Notice

   A copy of the Second Amended and Restated Master Trust Agreement, as further amended ("Master Trust Agreement") of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of July, 1999.

                                          STATE STREET RESEARCH MONEY
                                          MARKET TRUST




                                         By            *
                                           -----------------------------
                                           Ralph F. Verni
                                           Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

Signature                               Capacity
---------                               --------
                       *                Trustee and Chief Executive
------------------------------------    Officer (principal executive officer)
Ralph F. Verni


                       *                Treasurer (principal financial and
------------------------------------    accounting officer)
Gerard P. Maus



                       *                Trustee
------------------------------------
Bruce R. Bond


                       *                Trustee
------------------------------------
Steve A. Garban


                       *                Trustee
------------------------------------
Malcolm T. Hokpkins



                       *                Trustee
------------------------------------
Dean O. Morton



                       *                Trustee
------------------------------------
Susan M. Phillips



                       *                Trustee
------------------------------------
Toby Rosenblatt


                       *                Trustee
------------------------------------
Michael S. Scott Morton


*By:  /s/ Francis J. McNamara, III
      ------------------------------
          Francis J. McNamara, III,
          Attorney-in-Fact under Powers of
          Attorney filed July 3, 1997
          and under Powers of Attorney
          filed herein.


91755.C2

                                               1933 Act Registration No. 2-97506
                                                      1940 Act File No. 811-4295
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              --------------------


                                    FORM N-1A


                             REGISTRATION STATEMENT
                         UNDER THE SECURITIES ACT OF 1933        [ ]


                          Pre-Effective Amendment No. ___        [ ]


                          Post-Effective Amendment No. 15        [X]


                                     and/or

                             REGISTRATION STATEMENT
                     UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]


                                Amendment No. 19                 [X]



                              --------------------

                    STATE STREET RESEARCH MONEY MARKET TRUST
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              --------------------



                                    EXHIBITS



================================================================================

                                INDEX TO EXHIBITS


(1)(c)     Amendment No. 4 to Second Amended and Restated Master Trust
           Agreement

(8)(b)     Data Access Services Addendum to Custodian Contract

(11)       Consent of PricewaterhouseCoopers LLP

15(c)      Rule 12b-1 Plan for Class B(1) Shares

(17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan

(18)(b)    Power of Attorney for Susan M. Phillips

(18)(c)    Power of Attorney for Bruce R. Bond

(19)       Certificate of Board Resolution Respecting Powers of Attorney